UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-4906

Dreyfus State Municipal Bond Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	4/30
Date of reporting period:	10/31/11

1

FORM N-CSR

Item 1.      Reports to Stockholders.

2

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
19	Statement of Assets and Liabilities
20	Statement of Operations
21	Statement of Changes in Net Assets
23	Financial Highlights
28	Notes to Financial Statements
38	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus State
Municipal Bond Funds,
Dreyfus Connecticut Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Connecticut Fund, a series of Dreyfus State Municipal Bond Funds, covering the six-month period from May 1, 2011, through October 31, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Investors were encouraged by expectations of a more robust economic recovery into the first quarter of 2011, but sentiment subsequently deteriorated due to disappointing economic data, rising commodity prices, an escalating sovereign debt crisis in Europe and a contentious debate regarding taxes, spending and borrowing in the United States. Market volatility was particularly severe during August and September after a major credit rating agency downgraded U.S. long-term debt. While most fixed-income securities proved volatile in this tumultuous environment, municipal bonds held up relatively well due to robust demand for a limited supply of newly issued securities.

The economic outlook currently remains clouded by market turbulence and political infighting, but we believe that a continued subpar global expansion is more likely than a return to recession. In addition, municipal bonds remain attractively valued despite recent issuer events, as fundamental measures of quality, including liquidity and revenue stabilization, support a stable outlook for the broad municipal market in general. With tax season considerations in mind, we encourage you, as always, to speak with your financial advisor in order to help evaluate the tax-efficiency of your portfolio.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
November 15, 2011

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2011, through October 31, 2011, as provided by James Welch and Daniel Barton, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended October 31, 2011, the Class A, Class B, Class C, Class I and Class Z shares of Dreyfus Connecticut Fund, a series of Dreyfus State Municipal Bond Funds, produced total returns of 6.00%, 5.55%, 5.70%, 6.24% and 6.20%, respectively.1 In comparison, the Barclays Capital Municipal Bond Index, the fund’s benchmark index, which is composed of bonds issued nationally and not solely within Connecticut, achieved a total return of 5.56% for the same period.2

Despite intensifying economic uncertainty during the reporting period, municipal bonds fared relatively well as a reduced supply of newly issued securities was met by robust investor demand.The fund’s returns generally were higher than its benchmark, due primarily to positive contributions from revenue bonds.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal and Connecticut state income taxes, without undue risk.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal and Connecticut state income taxes. The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

In managing the fund, we focus on identifying undervalued sectors and securities, and we minimize the use of interest rate forecasting.We select municipal bonds by using fundamental credit analysis to estimate the relative value of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. Additionally, we trade among the market’s various sectors, such as the pre-refunded, general obligation and revenue sectors, based on their apparent relative values. The fund generally will invest simultaneously in several of these sectors.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Municipal Bonds Held Up Relatively Well Amid Uncertainty

Investor confidence generally was shaken in the spring of 2011, when Greece appeared headed for default on its sovereign debt, U.S. economic data disappointed and a contentious political debate regarding U.S. government spending and borrowing intensified. Consequently, investors shifted their focus from relatively speculative asset classes to traditionally defensive investments, producing bouts of heightened volatility in many financial markets.Turbulence among stocks and lower-rated bonds was particularly severe in August and September, after a major credit-rating agency downgraded its assessment of long-term U.S. debt securities. In contrast, securities that had been hard-hit in late summer rebounded to a significant degree in October as certain macroeconomic concerns eased.

Positive supply-and-demand forces helped municipal bonds hold up relatively well despite these developments. New issuance volumes fell sharply in 2011 after a flood of new issuance in late 2010, when issuers sought to lock in federal subsidies provided by the expiring Build America Bonds program. Political pressure to reduce spending and borrowing also led to fewer capital projects requiring financing.Yet, demand for municipal bonds remained robust from investors seeking higher levels of tax-exempt income.

Like other states, Connecticut demonstrated progress in its recovery from recession during the reporting period. Tax revenues have increased, and the state cut spending in some areas to pass a balanced budget for its current fiscal year.

Revenue Bonds Supported Relative Performance

The fund’s results compared to its benchmark were bolstered by income-oriented bonds backed by dedicated revenues from municipal projects. Such securities generally have been less sensitive to economic concerns than their general obligation counterparts.The fund received especially strong results during the reporting period from an overweighted position in revenue bonds backed by hospitals. In addition, municipal bonds issued by Puerto Rico, which produce income exempt from state and federal taxes, fared well as investors reached for competitive yields. Although the fund encountered relatively few disappointments during the reporting period, its shorter-dated holdings and escrowed bonds generally lagged market averages.

We continued our efforts to upgrade the fund’s overall credit quality and reduce its sensitivity to interest-rate volatility during the reporting period. We generally reduced the fund’s holdings of lower-rated and longer-dated credits, including general obligation bonds from Connecticut issuers, that had reached richer valuations. We replaced them with shorter-maturity revenue bonds backed by essential services facilities, such as sewer systems and waterworks.

Adjusting to a Slower-Growth Environment

Ongoing market turbulence and general economic uncertainty have convinced us to maintain a relatively cautious investment posture, including a neutral duration and a bias toward higher-quality securities with strong liquidity characteristics. We have identified particularly attractive values among lower-yielding revenue bonds. In our view, municipal bonds with relatively defensive characteristics are likely to be the focus of demand from individual investors seeking tax-advantaged income and muted volatility as they grow more concerned about persistently low interest rates and potential tax increases in a slow-growth economy.

November 15, 2011

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Class Z and Class I shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Connecticut residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund from May 1, 2011 to October 31, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2011
	Class A	Class B	Class C	Class I	Class Z
Expenses paid per $1,000†	$4.71	$9.97	$8.58	$3.32	$3.68
Ending value (after expenses)	$1,060.00	$1,055.50	$1,057.00	$1,062.40	$1,062.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2011
	Class A	Class B	Class C	Class I	Class Z
Expenses paid per $1,000†	$4.62	$9.78	$8.42	$3.25	$3.61
Ending value (after expenses)	$1,020.56	$1,015.43	$1,016.79	$1,021.92	$1,021.57

† Expenses are equal to the fund’s annualized expense ratio of .91% for Class A, 1.93% for Class B, 1.66% for Class C, .64% for Class I and .71% for Class Z, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
October 31, 2011 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—97.3%	Rate (%)	Date	Amount ($)		Value ($)
Connecticut—74.5%
Connecticut,
GO	5.00	12/1/16	5,000,000		5,885,000
Connecticut,
GO	5.00	12/15/22	4,855,000		5,489,112
Connecticut,
GO	5.00	4/15/24	2,500,000		2,819,250
Connecticut,
GO	5.00	11/1/27	2,000,000		2,226,160
Connecticut,
GO	5.00	11/1/28	3,000,000		3,321,390
Connecticut,
GO (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.00	10/15/12	3,500,000	[a]	3,658,795
Connecticut,
Special Tax Obligation
(Transportation
Infrastructure Purposes)	5.00	11/1/22	5,000,000		5,847,250
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes) (Insured; AMBAC)	5.25	7/1/19	3,395,000		4,100,447
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes) (Insured; Assured
Guaranty Municipal Corp.)	5.50	11/1/12	4,180,000		4,397,653
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes) (Insured; Assured
Guaranty Municipal Corp.)
(Prerefunded)	5.38	7/1/12	2,000,000	[a]	2,068,560
Connecticut,
State Revolving Fund
General Revenue	5.00	1/1/23	1,250,000		1,494,937
Connecticut Development Authority,
Airport Facility Revenue
(Learjet Inc. Project)	7.95	4/1/26	2,300,000		2,410,308

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Connecticut (continued)
Connecticut Development Authority,
First Mortgage Gross Revenue
(The Elim Park Baptist
Home, Inc. Project)	5.38	12/1/11	1,765,000	1,769,360
Connecticut Development Authority,
First Mortgage Gross Revenue
(The Elim Park Baptist
Home, Inc. Project)	5.38	12/1/18	2,025,000	2,026,701
Connecticut Development Authority,
First Mortgage Gross Revenue
(The Elim Park Baptist
Home, Inc. Project)	5.75	12/1/23	1,000,000	1,014,420
Connecticut Development Authority,
PCR (The Connecticut Light and
Power Company Project)	4.38	9/1/28	3,000,000	3,008,190
Connecticut Development Authority,
PCR (The Connecticut Light and
Power Company Project)	5.95	9/1/28	4,445,000	4,480,782
Connecticut Development Authority,
PCR (The United Illuminating
Company Project)	5.75	2/1/12	1,250,000	1,262,812
Connecticut Development
Authority, Solid Waste
Disposal Facility
Revenue (PSEG
Power LLC Project)	5.75	11/1/37	9,250,000	9,262,395
Connecticut Development Authority,
Water Facilities Revenue
(Aquarion Water Company of
Connecticut Project)	5.50	4/1/21	3,500,000	3,702,755
Connecticut Development Authority,
Water Facilities Revenue
(Aquarion Water Company of
Connecticut Project)
(Insured; XLCA)	5.10	9/1/37	6,550,000	5,855,111
Connecticut Development Authority,
Water Facilities Revenue
(Bridgeport Hydraulic
Company Project)	6.15	4/1/35	1,000,000	999,950

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Connecticut (continued)
Connecticut Development Authority,
Water Facilities Revenue
(Bridgeport Hydraulic Company
Project) (Insured; AMBAC)	6.15	4/1/35	2,750,000	2,749,862
Connecticut Health and Educational
Facilities Authority, Revenue
(Ascension Health Senior
Credit Group)	5.00	11/15/40	12,000,000	12,347,760
Connecticut Health and Educational
Facilities Authority, Revenue
(Danbury Hospital Issue)
(Insured; AMBAC)	5.75	7/1/29	2,000,000	2,000,580
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/25	1,340,000	1,425,318
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/27	1,420,000	1,492,548
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/34	4,000,000	4,126,640
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/35	2,000,000	2,092,180
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/40	2,500,000	2,602,400
Connecticut Health and Educational
Facilities Authority, Revenue
(Greenwich Academy Issue) (Insured;
Assured Guaranty Municipal Corp.)	5.25	3/1/32	10,880,000	13,752,102
Connecticut Health and Educational
Facilities Authority, Revenue
(Hartford HealthCare Issue)	5.00	7/1/32	1,000,000	1,007,940
Connecticut Health and Educational
Facilities Authority, Revenue
(Hospital for Special Care
Issue) (Insured; Radian)	5.25	7/1/32	3,500,000	3,307,850

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Connecticut (continued)
Connecticut Health and Educational
Facilities Authority, Revenue
(Lawrence and Memorial
Hospital Issue)	5.00	7/1/31	1,000,000	1,017,970
Connecticut Health and Educational
Facilities Authority, Revenue
(Loomis Chaffee School Issue)
(Insured; AMBAC)	5.25	7/1/28	1,760,000	2,122,736
Connecticut Health and Educational
Facilities Authority, Revenue
(Quinnipiac University Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/19	2,000,000	2,210,240
Connecticut Health and Educational
Facilities Authority, Revenue
(Quinnipiac University Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.75	7/1/33	5,000,000	5,378,550
Connecticut Health and Educational
Facilities Authority, Revenue
(Quinnipiac University Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/37	2,000,000	2,056,340
Connecticut Health and Educational
Facilities Authority, Revenue
(Sacred Heart University Issue)	5.38	7/1/31	1,000,000	1,024,160
Connecticut Health and Educational
Facilities Authority, Revenue
(Salisbury School Issue)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/33	5,000,000	5,273,350
Connecticut Health and Educational
Facilities Authority, Revenue
(Stamford Hospital Issue)	5.00	7/1/30	6,750,000	6,875,482
Connecticut Health and Educational
Facilities Authority, Revenue
(The William W. Backus Hospital
Issue) (Insured; Assured
Guaranty Municipal Corp.)	5.25	7/1/23	2,000,000	2,184,660

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Connecticut (continued)
Connecticut Health and Educational
Facilities Authority, Revenue
(Trinity College Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/22	1,000,000	1,076,010
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Hartford Issue)
(Insured; Radian)	5.00	7/1/17	1,220,000	1,294,859
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Hartford Issue)
(Insured; Radian)	5.25	7/1/36	5,070,000	4,769,400
Connecticut Health and Educational
Facilities Authority, Revenue
(Wesleyan University Issue)	5.00	7/1/35	5,000,000	5,357,200
Connecticut Health and Educational
Facilities Authority, Revenue
(Wesleyan University Issue)	5.00	7/1/39	6,500,000	6,934,980
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	5.00	7/1/40	5,000,000	5,440,750
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale-New Haven Hospital Issue)	5.75	7/1/34	4,000,000	4,383,840
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale-New Haven Hospital
Issue) (Insured; AMBAC)	5.00	7/1/31	2,500,000	2,585,425
Connecticut Health and Educational
Facilities Authority, State
Supported Child Care Revenue	5.00	7/1/25	1,490,000	1,601,601
Connecticut Higher Education
Supplemental Loan Authority,
Senior Revenue (Connecticut
Family Education Loan Program)
(Insured; National Public
Finance Guarantee Corp.)	4.50	11/15/20	1,670,000	1,681,640

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Connecticut (continued)
Connecticut Higher Education
Supplemental Loan Authority,
Senior Revenue (Connecticut
Family Education Loan Program)
(Insured; National Public
Finance Guarantee Corp.)	4.80	11/15/22	3,920,000	4,003,614
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	5.00	11/15/21	3,190,000	3,270,133
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	5.45	11/15/29	4,550,000	4,551,638
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	5.00	11/15/35	2,475,000	2,473,218
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)
(Insured; AMBAC)	5.10	11/15/33	2,500,000	2,525,025
Connecticut Resources Recovery
Authority, RRR (American Ref-Fuel
Company of Southeastern
Connecticut Project)	5.50	11/15/15	1,000,000	1,003,830
Connecticut Resources Recovery
Authority, RRR (American Ref-Fuel
Company of Southeastern
Connecticut Project)	5.50	11/15/15	3,250,000	3,262,447
Eastern Connecticut Resource
Recovery Authority, Solid
Waste Revenue (Wheelabrator
Lisbon Project)	5.50	1/1/14	2,565,000	2,571,823
Eastern Connecticut Resource
Recovery Authority, Solid
Waste Revenue (Wheelabrator
Lisbon Project)	5.50	1/1/20	7,000,000	6,999,370
Greater New Haven Water Pollution
Control Authority, Regional
Wastewater System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	11/15/37	1,800,000	1,856,484

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Connecticut (continued)
Greater New Haven Water Pollution
Control Authority, Regional
Wastewater System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	11/15/30	5,000,000	5,161,150
Greater New Haven Water Pollution
Control Authority, Regional
Wastewater System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	8/15/35	2,000,000	2,047,260
Greenwich Housing Authority,
MFHR (Greenwich Close
Apartments)	6.25	9/1/17	3,285,000	3,132,050
Hamden,
GO (Insured; National Public
Finance Guarantee Corp.)	5.25	8/15/14	5,000	5,631
Meriden,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	8/1/16	2,090,000	2,448,310
New Britain,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/24	4,500,000	5,329,575
New Haven,
GO	5.00	3/1/17	1,425,000	1,634,304
New Haven,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	3/1/29	1,000,000	1,059,370
South Central Connecticut Regional
Water Authority, Water
System Revenue	5.00	8/1/31	3,940,000	4,260,243
South Central Connecticut Regional
Water Authority, Water System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.25	8/1/24	2,000,000	2,406,360
South Central Connecticut
Regional Water Authority,
Water System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/31	2,000,000	2,140,760

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Connecticut (continued)
Stamford,
GO	5.00	7/1/21	4,410,000		5,419,449
University of Connecticut,
GO	5.00	2/15/25	1,000,000		1,124,520
University of Connecticut,
GO	5.00	2/15/27	1,000,000		1,106,220
University of Connecticut,
GO	5.00	2/15/28	1,000,000		1,098,750
University of Connecticut,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	2/15/24	1,225,000		1,342,037
U.S. Related—22.8%
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.50	5/15/39	3,000,000		2,504,400
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	12,000,000	[b]	553,080
Government of Guam,
LOR (Section 30)	5.63	12/1/29	1,000,000		1,016,820
Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds	5.20	5/15/12	795,000		816,354
Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds	5.45	5/15/16	1,445,000		1,700,649
Guam Power Authority,
Revenue	5.50	10/1/30	1,750,000		1,731,870
Guam Waterworks Authority,
Water and Wastewater
System Revenue	5.50	7/1/16	750,000		762,870
Guam Waterworks Authority,
Water and Wastewater
System Revenue	5.63	7/1/40	2,000,000		1,910,920
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	6.00	7/1/38	6,000,000		6,241,320
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/25	1,500,000		1,516,890

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Related (continued)
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; FGIC)	5.50	7/1/16	3,270,000		3,572,704
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/13	6,500,000		6,902,480
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/14	4,925,000		5,299,990
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/28	5,000,000		5,148,700
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	3,000,000		3,029,940
Puerto Rico Highways
and Transportation
Authority, Highway
Revenue (Prerefunded)	5.50	7/1/16	5,000,000	[a]	5,994,200
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	7/1/13	2,400,000		2,530,944
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/33	7,750,000		7,744,420
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	0.00	7/1/35	5,500,000	[b]	1,110,230
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	1,500,000		1,536,000
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/39	4,000,000		4,357,240

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Related (continued)
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	3,450,000	3,728,898
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Gross Receipts
Taxes Loan Note)	6.38	10/1/19	4,550,000	4,558,554
Virgin Islands Public Finance
Authority, Revenue (Virgin Islands
Matching Fund Loan Note)	5.00	10/1/25	5,000,000	5,080,700
Total Long-Term Municipal Investments
(cost $329,097,908)				338,859,455

Short-Term Municipal
Investment—.1%
Connecticut;
Connecticut Health and Educational
Facilities Authority, Revenue
(Edgehill Issue) (LOC;
JPMorgan Chase Bank)
(cost $400,000)	0.18	11/1/11	400,000 [c]	400,000

Total Investments (cost $329,497,908)			97.4%	339,259,455
Cash and Receivables (Net)			2.6%	9,136,278
Net Assets			100.0%	348,395,733

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.
c Variable rate demand note—rate shown is the interest rate in effect at October 31, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate Receipt Notes
Assurance Corporation
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National	GO	General Obligation
Mortgage Association
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund	17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	22.4
AA		Aa		AA	29.5
A		A		A	16.6
BBB		Baa		BBB	22.8
BB		Ba		BB	2.8
F1		MIG1/P1		SP1/A1	.1
Not Rated[d]		Not Rated[d]		Not Rated[d]	5.8
					100.0

†	Based on total investments.
d	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2011 (Unaudited)

				Cost	Value
Assets ($):
Investments in securities—See Statement of Investments			329,497,908		339,259,455
Cash					4,377,903
Interest receivable					5,322,084
Receivable for shares of Beneficial Interest subscribed					98,291
Prepaid expenses					19,655
					349,077,388
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)					265,286
Payable for shares of Beneficial Interest redeemed					363,550
Accrued expenses					52,819
					681,655
Net Assets ($)					348,395,733
Composition of Net Assets ($):
Paid-in capital					339,304,210
Accumulated undistributed investment income—net					19,731
Accumulated net realized gain (loss) on investments					(689,755)
Accumulated net unrealized appreciation
(depreciation) on investments					9,761,547
Net Assets ($)					348,395,733

Net Asset Value Per Share
	Class A	Class B	Class C	Class I	Class Z
Net Assets ($)	217,387,919	160,802	16,236,921	6,400,898	108,209,193
Shares Outstanding	18,462,193	13,665	1,381,141	543,699	9,191,946
Net Asset Value
Per Share ($)	11.77	11.77	11.76	11.77	11.77

See notes to financial statements.

The Fund	19

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2011 (Unaudited)

Investment Income ($):
Interest Income	8,333,369
Expenses:
Management fee—Note 3(a)	961,248
Shareholder servicing costs—Note 3(c)	408,312
Distribution fees—Note 3(b)	63,107
Professional fees	35,287
Registration fees	20,659
Custodian fees—Note 3(c)	15,528
Prospectus and shareholders’ reports	8,698
Trustees’ fees and expenses—Note 3(d)	7,556
Loan commitment fees—Note 2	3,895
Miscellaneous	14,842
Total Expenses	1,539,132
Less—reduction in fees due to earnings credits—Note 3(c)	(68)
Net Expenses	1,539,064
Investment Income—Net	6,794,305
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	303,360
Net unrealized appreciation (depreciation) on investments	13,439,837
Net Realized and Unrealized Gain (Loss) on Investments	13,743,197
Net Increase in Net Assets Resulting from Operations	20,537,502

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2011	Year Ended
	(Unaudited)	April 30, 2011
Operations ($):
Investment income—net	6,794,305	14,619,028
Net realized gain (loss) on investments	303,360	2,161,819
Net unrealized appreciation
(depreciation) on investments	13,439,837	(14,329,203)
Net Increase (Decrease) in Net Assets
Resulting from Operations	20,537,502	2,451,644
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(4,189,762)	(9,119,939)
Class B Shares	(2,926)	(22,199)
Class C Shares	(258,264)	(555,814)
Class I Shares	(133,173)	(308,745)
Class Z Shares	(2,190,449)	(4,562,009)
Total Dividends	(6,774,574)	(14,568,706)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	3,304,631	10,559,528
Class B Shares	418	620
Class C Shares	159,841	2,490,158
Class I Shares	144,703	5,830,927
Class Z Shares	2,076,401	5,066,925
Dividends reinvested:
Class A Shares	2,925,818	6,139,560
Class B Shares	1,831	15,439
Class C Shares	197,581	443,327
Class I Shares	28,367	84,186
Class Z Shares	1,669,710	3,375,833
Cost of shares redeemed:
Class A Shares	(12,564,219)	(40,179,377)
Class B Shares	(200,611)	(779,713)
Class C Shares	(1,102,371)	(4,478,346)
Class I Shares	(334,506)	(4,691,453)
Class Z Shares	(5,865,396)	(11,523,718)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(9,557,802)	(27,646,104)
Total Increase (Decrease) in Net Assets	4,205,126	(39,763,166)
Net Assets ($):
Beginning of Period	344,190,607	383,953,773
End of Period	348,395,733	344,190,607
Undistributed investment income—net	19,731	—

The Fund	21

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	October 31, 2011	Year Ended
	(Unaudited)	April 30, 2011
Capital Share Transactions:
Class Aa
Shares sold	283,186	911,610
Shares issued for dividends reinvested	250,826	531,948
Shares redeemed	(1,082,928)	(3,515,669)
Net Increase (Decrease) in Shares Outstanding	(548,916)	(2,072,111)
Class Ba
Shares sold	36	54
Shares issued for dividends reinvested	157	1,328
Shares redeemed	(17,502)	(67,082)
Net Increase (Decrease) in Shares Outstanding	(17,309)	(65,700)
Class C
Shares sold	13,734	214,017
Shares issued for dividends reinvested	16,966	38,434
Shares redeemed	(94,239)	(391,724)
Net Increase (Decrease) in Shares Outstanding	(63,539)	(139,273)
Class I
Shares sold	12,327	499,896
Shares issued for dividends reinvested	2,433	7,275
Shares redeemed	(28,694)	(415,567)
Net Increase (Decrease) in Shares Outstanding	(13,934)	91,604
Class Z
Shares sold	177,646	437,420
Shares issued for dividends reinvested	143,168	292,626
Shares redeemed	(504,804)	(1,010,115)
Net Increase (Decrease) in Shares Outstanding	(183,990)	(280,069)

a	During the period ended October 31, 2011, 4,065 Class B shares representing $46,362, were automatically converted to 4,064 Class A shares and during the period ended April 30, 2011, 24,420 Class B shares representing $285,875, were automatically converted to 24,408 Class A shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2011				Year Ended April 30,
Class A Shares	(Unaudited)		2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	11.32		11.68	11.16	11.55	11.87	11.78
Investment Operations:
Investment income—net[a]	.23		.45	.47	.47	.48	.49
Net realized and unrealized
gain (loss) on investments	.45		(.36)	.52	(.39)	(.30)	.09
Total from Investment Operations	.68		.09	.99	.08	.18	.58
Distributions:
Dividends from
investment income—net	(.23)		(.45)	(.47)	(.47)	(.48)	(.49)
Dividends from net realized
gain on investments	—		—	—	—	(.02)	—
Total Distributions	(.23)		(.45)	(.47)	(.47)	(.50)	(.49)
Net asset value, end of period	11.77		11.32	11.68	11.16	11.55	11.87
Total Return (%)[b]	6.00	[c]	.75	8.98	.86	1.54	5.04
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.91	[d]	.91	.90	.93	1.10	1.20
Ratio of net expenses
to average net assets	.91	[d]	.91	.90	.93	1.09	1.19
Ratio of interest and expense related
to floating rate notes issued
to average net assets	—		—	—	.02	.20	.30
Ratio of net investment income
to average net assets	3.86	[d]	3.90	4.07	4.29	4.12	4.17
Portfolio Turnover Rate	5.37	[c]	17.05	11.42	26.41	44.96	43.87
Net Assets, end of period
($ x 1,000)	217,388		215,132	246,190	238,183	248,300	257,627

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
See notes to financial statements.

The Fund	23

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2011				Year Ended April 30,
Class B Shares	(Unaudited)		2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	11.31		11.67	11.15	11.54	11.86	11.77
Investment Operations:
Investment income—net[a]	.15		.35	.38	.40	.41	.43
Net realized and unrealized
gain (loss) on investments	.47		(.35)	.53	(.38)	(.30)	.09
Total from Investment Operations	.62		—	.91	.02	.11	.52
Distributions:
Dividends from
investment income—net	(.16)		(.36)	(.39)	(.41)	(.41)	(.43)
Dividends from net realized
gain on investments	—		—	—	—	(.02)	—
Total Distributions	(.16)		(.36)	(.39)	(.41)	(.43)	(.43)
Net asset value, end of period	11.77		11.31	11.67	11.15	11.54	11.86
Total Return (%)[b]	5.55	[c]	.00 [d]	8.31	.26	.97	4.50
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.93	[e]	1.56	1.54	1.52	1.66	1.72
Ratio of net expenses
to average net assets	1.93	[e]	1.56	1.54	1.52	1.65	1.71
Ratio of interest and expense
related to floating rate notes
issued to average net assets	—		—	—	.02	.20	.30
Ratio of net investment income
to average net assets	2.86	[e]	3.11	3.47	3.68	3.56	3.66
Portfolio Turnover Rate	5.37	[c]	17.05	11.42	26.41	44.96	43.87
Net Assets, end of period
($ x 1,000)	161		350	1,128	2,825	7,541	17,314

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Amount represents less than .01%.
e	Annualized.
See notes to financial statements.

Six Months Ended
October 31, 2011				Year Ended April 30,
Class C Shares	(Unaudited)		2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	11.30		11.66	11.14	11.53	11.85	11.76
Investment Operations:
Investment income—net[a]	.18		.36	.38	.39	.39	.40
Net realized and unrealized
gain (loss) on investments	.46		(.36)	.52	(.39)	(.30)	.09
Total from Investment Operations	.64		—	.90	—	.09	.49
Distributions:
Dividends from
investment income—net	(.18)		(.36)	(.38)	(.39)	(.39)	(.40)
Dividends from net realized
gain on investments	—		—	—	—	(.02)	—
Total Distributions	(.18)		(.36)	(.38)	(.39)	(.41)	(.40)
Net asset value, end of period	11.76		11.30	11.66	11.14	11.53	11.85
Total Return (%)[b]	5.70	[c]	(.01)	8.17	.09	.76	4.25
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.66	[d]	1.67	1.66	1.69	1.86	1.96
Ratio of net expenses
to average net assets	1.66	[d]	1.66	1.66	1.68	1.85	1.95
Ratio of interest and expense
related to floating rate notes
issued to average net assets	—		—	—	.02	.20	.30
Ratio of net investment income
to average net assets	3.11	[d]	3.14	3.30	3.53	3.35	3.41
Portfolio Turnover Rate	5.37	[c]	17.05	11.42	26.41	44.96	43.87
Net Assets, end of period
($ x 1,000)	16,237		16,322	18,466	15,045	12,640	11,021

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
See notes to financial statements.

The Fund	25

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	October 31, 2011			Year Ended April 30,
Class I Shares	(Unaudited)		2011	2010	2009	[a]
Per Share Data ($):
Net asset value, beginning of period	11.31		11.68	11.16	10.13
Investment Operations:
Investment income—net[b]	.24		.48	.44	.19
Net realized and unrealized
gain (loss) on investments	.46		(.37)	.58	1.03
Total from Investment Operations	.70		.11	1.02	1.22
Distributions:
Dividends from investment income—net	(.24)		(.48)	(.50)	(.19)
Net asset value, end of period	11.77		11.31	11.68	11.16
Total Return (%)	6.24	[c]	.92	9.27	12.10	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.64	[d]	.63	.70	.64	[d]
Ratio of net expenses to average net assets	.64	[d]	.63	.65	.63	[d]
Ratio of interest and expense related
to floating rate notes issued
to average net assets	—		—	—	.02
Ratio of net investment income
to average net assets	4.14	[d]	4.16	4.30	4.70	[d]
Portfolio Turnover Rate	5.37	[c]	17.05	11.42	26.41
Net Assets, end of period ($ x 1,000)	6,401		6,309	5,441	11

a	From December 15, 2008 (commencement of initial offering) to April 30, 2009.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.
See notes to financial statements.

Six Months Ended
October 31, 2011				Year Ended April 30,
Class Z Shares	(Unaudited)		2011	2010	2009	2008	[a]
Per Share Data ($):
Net asset value, beginning of period	11.31		11.67	11.16	11.55	11.79
Investment Operations:
Investment income—net[b]	.24		.48	.49	.49	.46
Net realized and unrealized
gain (loss) on investments	.46		(.37)	.51	(.39)	(.22)
Total from Investment Operations	.70		.11	1.00	.10	.24
Distributions:
Dividends from investment income—net	(.24)		(.47)	(.49)	(.49)	(.46)
Dividends from net realized
gain on investments	—		—	—	—	(.02)
Total Distributions	(.24)		(.47)	(.49)	(.49)	(.48)
Net asset value, end of period	11.77		11.31	11.67	11.16	11.55
Total Return (%)	6.20	[c]	.97	9.11	1.03	2.04	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.71	[d]	.70	.70	.76	.94	[d]
Ratio of net expenses to average net assets	.71	[d]	.70	.70	.76	.93	[d]
Ratio of interest and expense related
to floating rate notes issued
to average net assets	—		—	—	.02	.20
Ratio of net investment income
to average net assets	4.06	[d]	4.11	4.27	4.46	4.31	[d]
Portfolio Turnover Rate	5.37	[c]	17.05	11.42	26.41	44.96
Net Assets, end of period ($ x 1,000)	108,209		106,076	112,728	108,416	118,444

a	As of the close of business on May 30, 2007 (commencement of initial offering) to April 30, 2008.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.
See notes to financial statements.

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus State Municipal Bond Funds (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company and operates as a series company that offers six series including the Dreyfus Connecticut Fund (the “fund”).The fund’s investment objective is to maximize current income exempt from federal income tax and from Connecticut state income tax, without undue risk. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C, Class I and Class Z. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund no longer offers Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares and, effective on or about March 13, 2012, all outstanding Class B shares will automatically convert to Class A shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Class Z shares are sold at net asset value per share generally only to shareholders of the fund who received Class Z shares in exchange for their shares of a Dreyfus-managed fund as a result of the reorganization of such Dreyfus-managed fund, and who continue to maintain accounts with the fund at the time of purchase. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

The Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board ofTrustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	339,259,455	—	339,259,455

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value mea-surements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended April 30, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $1,049,850 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2011. If not applied, $469,665 of the carryover expires in fiscal 2017 and $580,185 expires in fiscal 2018.

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, the 2010 Act requires post-enactment losses to be

The Fund	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act. As a result of this ordering rule, capital loss carryovers related to taxable years beginning prior to the effective date of the 2010 Act may be more likely to expire unused.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2011 was as follows: tax exempt income $14,528,279 and ordinary income $40,427.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2011, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended October 31, 2011, the Distributor retained $8,689 from commissions earned on sales of the fund’s Class A shares and $6,220 and $1 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2011, Class B and Class C shares were charged $513 and $62,594, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of their shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2011, Class A, Class B and Class C shares were charged $272,370, $257, and $20,864, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholders accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended October 31, 2011, Class Z shares were charged $28,852 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2011, the fund was charged $38,336 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The Fund	35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended October 31, 2011, the fund was charged $4,203 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $68.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended October 31, 2011, the fund was charged $15,528 pursuant to the custody agreement.

During the period ended October 31, 2011, the fund was charged $2,981 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $161,984, Rule 12b-1 distribution plan fees $10,482, shareholder services plan fees $49,435, custodian fees $8,389, chief compliance officer fees $4,246 and transfer agency per account fees $30,750.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2011, amounted to $18,343,581 and $30,135,728, respectively.

At October 31, 2011, accumulated net unrealized appreciation on investments was $9,761,547, consisting of $14,093,999 gross unrealized appreciation and $4,332,452 gross unrealized depreciation.

At October 31, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	37

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on July 26, 2011 the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in presentations from representatives of Dreyfus regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and representatives of Dreyfus confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board members also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board members reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended June 30, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of June 30, 2011. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board members discussed the results of the comparisons and noted that the fund’s total return performance was generally below the Performance Group medians and above the Performance Universe medians.The Board also noted that the fund’s yield performance was below the Performance Group medians for eight of the ten one-year periods ended June 30th, and that the fund’s yield performance was above the Performance Universe medians for all of the ten one-year periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Lipper category average.The Board noted that the fund outperformed its Lipper category average in nine of the past ten calendar years.The Board members discussed with the Dreyfus representatives the reasons for the fund’s underperfor-mance compared to the Performance Group medians for the applicable

The Fund	39

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

periods, and Dreyfus’ efforts to improve performance.The Board members also received a presentation from the fund’s primary portfolio manager during which he discussed the fund’s investment strategy and the factors that affected the fund’s performance.

The Board members also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. They noted that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expense ratio were above the Expense Group and Expense Universe medians.

Representatives of Dreyfus reviewed with the Board members the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board members considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board members should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. They also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

The Fund	41

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s overall perfor- mance in light of the considerations described above, but determined to closely monitor performance relative to the Performance Group.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board members and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board members’ conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board members determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

NOTES

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
16	Statement of Assets and Liabilities
17	Statement of Operations
18	Statement of Changes in Net Assets
20	Financial Highlights
23	Notes to Financial Statements
33	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus State
Municipal Bond Funds,
Dreyfus Maryland Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Maryland Fund, a series of Dreyfus State Municipal Bond Funds, covering the six-month period from May 1, 2011, through October 31, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Investors were encouraged by expectations of a more robust economic recovery into the first quarter of 2011, but sentiment subsequently deteriorated due to disappointing economic data, rising commodity prices, an escalating sovereign debt crisis in Europe and a contentious debate regarding taxes, spending and borrowing in the United States. Market volatility was particularly severe during August and September after a major credit rating agency downgraded U.S. long-term debt. While most fixed-income securities proved volatile in this tumultuous environment, municipal bonds held up relatively well due to robust demand for a limited supply of newly issued securities.

The economic outlook currently remains clouded by market turbulence and political infighting, but we believe that a continued subpar global expansion is more likely than a return to recession. In addition, municipal bonds remain attractively valued despite recent issuer events, as fundamental measures of quality, including liquidity and revenue stabilization, support a stable outlook for the broad municipal market in general.With tax season considerations in mind, we encourage you, as always, to speak with your financial advisor in order to help evaluate the tax-efficiency of your portfolio.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
November 15, 2011

2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2011, through October 31, 2011, as provided by Jeffrey Burger and James Welch, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended October 31, 2011, the Class A, Class B and Class C shares of Dreyfus Maryland Fund, a series of Dreyfus State Municipal Bond Funds, produced total returns of 5.55%, 5.11% and 5.13%, respectively.1 In comparison, the Barclays Capital Municipal Bond Index, the fund’s benchmark index, which is composed of bonds issued nationally and not solely within Maryland, achieved a total return of 5.56% for the same period.2

Despite intensifying economic uncertainty during the reporting period, municipal bonds fared relatively well as a reduced supply of newly issued securities was met by robust investor demand.The fund’s Class A shares produced returns that were roughly in line with the benchmark, due primarily to positive contributions from revenue bonds.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax and Maryland state income tax without undue risk. To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and from Maryland state income tax.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

In managing the fund, we focus on identifying undervalued sectors and securities, and we minimize the use of interest rate forecasting.We select municipal bonds by using fundamental credit analysis to estimate the relative value of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. Additionally, we trade among various sectors, such as pre-refunded, general obligation and revenue sectors, based on our apparent relative values.The fund generally will invest simultaneously in several of these sectors.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Municipal Bonds Held Up Relatively Well Amid Uncertainty

Investor confidence generally was shaken in the spring of 2011 when Greece appeared headed for default on its sovereign debt, U.S. economic data disappointed and a contentious political debate regarding U.S. government spending and borrowing intensified. Consequently, investors shifted their focus from relatively speculative asset classes to traditionally defensive investments, producing bouts of heightened volatility in many financial markets.Turbulence among stocks and lower-rated bonds was particularly severe in August and September, after a major credit-rating agency downgraded its assessment of long-term U.S. debt securities. In contrast, securities that had been hard-hit in late summer rebounded to a significant degree in October as certain macroeconomic concerns eased.

Positive supply-and-demand forces helped municipal bonds hold up relatively well despite these developments. New issuance volumes fell sharply in 2011 after a flood of new issuance in late 2010 when issuers sought to lock in federal subsidies provided by the expiring Build America Bonds program. Political pressure to reduce spending and borrowing also led to fewer capital projects requiring financing.Yet, demand for municipal bonds remained robust from investors seeking competitive levels of tax-exempt income.

Maryland’s fiscal condition has continued to be stronger than many other states as it recovers from recession, primarily due to economic benefits related to the state’s proximity to the federal government in Washington D.C.Tax revenues have increased, and the state cut spending in some areas to pass a balanced budget for its current fiscal year.

Revenue Bonds Supported Relative Performance

The fund’s results compared to its benchmark were bolstered by bonds backed by dedicated revenues from municipal projects. Such securities generally have been less sensitive to economic concerns than their general obligation counterparts. The fund received especially strong results during the reporting period from an overweighted position in revenue bonds backed by hospitals and dedicated taxes. The fund also was supported by relatively robust income from its core holdings, which were purchased with higher coupon rates than are available today.Although the

4

fund encountered relatively few disappointments during the reporting period, an emphasis on intermediate-term holdings detracted mildly from relative performance as longer-dated bonds fared better in a falling interest-rate environment.

We continued our efforts to upgrade the fund’s overall credit quality and reduce its sensitivity to interest-rate volatility.We have gradually reduced the fund’s exposure to bonds with early redemption provisions that can be exercised over the next several years, replacing them with more attractively valued bonds with greater call protection.

Adjusting to a Slower-Growth Environment

Ongoing economic uncertainty has convinced us to maintain a relatively cautious investment posture, including a bias toward higher-quality securities with strong liquidity characteristics.We have identified particularly attractive values among revenue bonds. In our view, municipal bonds backed by dedicated revenue streams are likely to be the focus of demand from individual investors seeking tax-advantaged income and muted volatility as they grow more concerned about persistently low interest rates and potential tax increases in a slow-growth economy.

November 15, 2011

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Each share class is subject to a different sales charge and distribution expense structure and will achieve different returns.
Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-
Maryland residents, and some income may be subject to the federal alternative minimum tax
(AMT) for certain investors. Capital gains, if any, are fully taxable.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Maryland Fund from May 1, 2011 to October 31, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2011
	Class A	Class B	Class C
Expenses paid per $1,000†	$4.86	$8.56	$8.87
Ending value (after expenses)	$1,055.50	$1,051.10	$1,051.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2011
	Class A	Class B	Class C
Expenses paid per $1,000†	$4.77	$8.42	$8.72
Ending value (after expenses)	$1,020.41	$1,016.79	$1,016.49

Expenses are equal to the fund’s annualized expense ratio of .94% for Class A, 1.66% for Class B and 1.72%
for Class C, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
October 31, 2011 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—98.5%	Rate (%)	Date	Amount ($)	Value ($)
Maryland—83.6%
Anne Arundel County,
Consolidated General
Improvements GO	5.00	4/1/19	1,575,000	1,911,247
Anne Arundel County,
EDR (Anne Arundel Community
College Project)	5.00	9/1/17	2,255,000	2,341,141
Baltimore,
Consolidated Public
Improvement GO	5.00	10/15/24	1,480,000	1,714,876
Baltimore,
Project Revenue
(Wastewater Projects)	5.00	7/1/23	1,000,000	1,180,510
Baltimore,
Project Revenue (Wastewater
Projects) (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/22	630,000	695,759
Baltimore,
Subordinate Project Revenue
(Water Projects)	5.75	7/1/39	750,000	843,518
Frederick County,
Educational Facilities Revenue
(Mount Saint Mary’s University)	4.50	9/1/25	3,000,000	2,603,820
Gaithersburg,
Hospital Facilities Improvement
Revenue (Shady Grove Adventist
Hospital) (Insured; Assured
Guaranty Municipal Corp.)	6.50	9/1/12	420,000	440,811
Harford County,
MFHR (Affinity Old Post
Apartments Projects)
(Collateralized; GNMA)	5.00	11/20/25	1,460,000	1,477,827
Howard County,
COP	8.15	2/15/20	605,000	855,549
Howard County,
GO (Metropolitan District Project)	5.25	8/15/19	1,545,000	1,565,641
Hyattsville,
Special Obligation Revenue
(University Town Center Project)	5.75	7/1/34	3,000,000	2,795,160
Maryland,
GO (State and Local
Facilities Loan)	5.00	8/1/19	2,000,000	2,440,420

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Maryland (continued)
Maryland,
GO (State and Local
Facilities Loan)	5.00	3/15/20	2,000,000	2,394,320
Maryland Community Development
Administration, Department of
Housing and Community
Development, Housing Revenue	5.95	7/1/23	705,000	705,656
Maryland Community Development
Administration, Department of
Housing and Community
Development, Housing Revenue
(Collateralized; GNMA)	5.05	7/1/47	2,550,000	2,403,477
Maryland Community Development
Administration, Department
of Housing and Community
Development, Residential Revenue	5.38	9/1/22	985,000	985,699
Maryland Community Development
Administration, Department
of Housing and Community
Development, Residential Revenue	4.85	9/1/47	4,175,000	4,026,328
Maryland Economic Development
Corporation, EDR
(Terminal Project)	5.75	6/1/35	2,000,000	1,988,900
Maryland Economic Development
Corporation, EDR (Transportation
Facilities Project)	5.75	6/1/35	1,000,000	994,450
Maryland Economic Development
Corporation, LR (Maryland
Aviation Administration
Facilities) (Insured; Assured
Guaranty Municipal Corp.)	5.50	6/1/16	3,120,000	3,289,697
Maryland Economic Development
Corporation, LR (Maryland
Aviation Administration
Facilities) (Insured; Assured
Guaranty Municipal Corp.)	5.50	6/1/18	2,535,000	2,664,741
Maryland Economic Development
Corporation, LR (Maryland
Aviation Administration
Facilities) (Insured; Assured
Guaranty Municipal Corp.)	5.38	6/1/19	7,000,000	7,344,750

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Maryland (continued)
Maryland Economic Development
Corporation, LR (Montgomery
County Wayne Avenue Parking
Garage Project)	5.25	9/15/16	2,940,000	3,054,689
Maryland Economic Development
Corporation, PCR (Potomac
Electric Project)	6.20	9/1/22	2,500,000	2,939,300
Maryland Economic Development
Corporation, Port Facilities
Revenue (CNX Marine Terminals
Inc. Port of Baltimore Facility)	5.75	9/1/25	2,000,000	2,013,440
Maryland Economic Development
Corporation, Senior Student
Housing Revenue (Towson
University Project)	5.00	7/1/39	450,000	411,624
Maryland Economic Development
Corporation, Student Housing
Revenue (University of Maryland,
College Park Projects)	5.75	6/1/33	1,000,000	1,033,940
Maryland Economic Development
Corporation, Student Housing
Revenue (University Village at
Sheppard Pratt) (Insured; ACA)	5.88	7/1/21	1,750,000	1,679,475
Maryland Economic Development
Corporation, Student Housing
Revenue (University Village at
Sheppard Pratt) (Insured; ACA)	6.00	7/1/33	1,750,000	1,543,728
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Anne
Arundel Health System Issue)	5.00	7/1/32	1,000,000	1,020,680
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Anne
Arundel Health System Issue)	6.75	7/1/39	2,500,000	2,817,100
Maryland Health and
Higher Educational
Facilities Authority,
Revenue (Charlestown
Community Issue)	6.13	1/1/30	1,250,000	1,325,400

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Maryland (continued)
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Doctors
Community Hospital Issue)	5.75	7/1/38	1,000,000	905,470
Maryland Health and Higher
Educational Facilities
Authority, Revenue
(Greater Baltimore
Medical Center Issue)	5.38	7/1/26	1,500,000	1,561,860
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Mercy
Medical Center Issue)	5.50	7/1/42	1,000,000	928,200
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Peninsula
Regional Medical Center Issue)	5.00	7/1/26	1,630,000	1,658,721
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Peninsula
Regional Medical Center Issue)	5.00	7/1/36	3,350,000	3,355,996
Maryland Health and Higher
Educational Facilities
Authority, Revenue (The Johns
Hopkins Health System
Obligated Group Issue)	5.00	5/15/26	1,000,000	1,080,700
Maryland Health and Higher
Educational Facilities
Authority, Revenue (The Johns
Hopkins Health System
Obligated Group Issue)	5.00	5/15/40	4,945,000	5,106,207
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical System
Issue) (Insured; National
Public Finance Guarantee Corp.)	7.00	7/1/22	4,560,000	5,389,874
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Upper
Chesapeake Hospitals Issue)	6.00	1/1/38	3,005,000	3,166,609

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Maryland (continued)
Maryland Health and Higher
Educational Facilities Authority,
Revenue (Washington
Christian Academy Issue)	5.25	7/1/18	500,000	[a]	218,750
Maryland Health and Higher
Educational Facilities Authority,
Revenue (Washington
Christian Academy Issue)	5.50	7/1/38	3,540,000	[a]	1,548,750
Maryland Health and Higher
Educational Facilities Authority,
Revenue (Washington
County Hospital Issue)	5.75	1/1/38	2,500,000		2,464,850
Maryland Industrial Development
Financing Authority, EDR (Our
Lady of Good Counsel High
School Facility)	6.00	5/1/35	1,600,000		1,608,496
Montgomery County,
Consolidated Public
Improvement GO	5.00	7/1/20	1,455,000		1,779,319
Montgomery County,
Revenue (Trinity Health
Credit Group Issue)	5.00	12/1/40	1,000,000		1,022,620
Montgomery County,
Special Obligation Revenue
(West Germantown Development
District) (Insured; Radian)	5.50	7/1/27	1,475,000		1,492,538
Montgomery County Housing
Opportunities Commission, SFMR	0.00	7/1/28	24,000,000	[b]	9,486,480
Montgomery County Housing
Opportunities Commission, SFMR	0.00	7/1/33	3,060,000	[b]	870,386
Montgomery County Housing
Opportunities Commission, SFMR	5.00	7/1/36	1,595,000		1,602,576
Northeast Waste Disposal
Authority, RRR (Hartford
County Resource Recovery
Facility) (Insured; AMBAC)	5.25	3/15/14	1,220,000		1,223,758
Northeast Waste Disposal
Authority, Solid Waste Revenue
(Montgomery County Solid Waste
Disposal System) (Insured; AMBAC)	5.50	4/1/15	7,000,000		7,371,490

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Maryland (continued)
Northeast Waste Disposal
Authority, Solid Waste Revenue
(Montgomery County
Solid Waste Disposal
System) (Insured; AMBAC)	5.50	4/1/16	8,000,000	8,424,560
Prince Georges County,
Special Obligation Revenue
(National Harbor Project)	5.20	7/1/34	4,000,000	3,656,760
University System of Maryland,
Auxiliary Facility and
Tuition Revenue	5.00	4/1/26	1,000,000	1,145,760
Washington Metropolitan Area
Transit Authority, Gross
Transit Revenue	5.25	7/1/29	1,750,000	1,906,975
U.S. Related—14.9%
Guam Power Authority,
Revenue	5.50	10/1/30	1,000,000	989,640
Guam Waterworks Authority,
Water and Wastewater
System Revenue	6.00	7/1/25	1,000,000	1,005,440
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	6.00	7/1/44	1,000,000	1,037,380
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/28	2,000,000	2,037,880
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/26	1,000,000	1,014,240
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/28	1,000,000	1,073,850
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/38	1,000,000	1,036,530
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; Assured Guaranty
Municipal Corp.)	5.13	7/1/30	100,000	100,021

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Related (continued)
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	3,500,000	3,577,035
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	1,000,000	1,009,980
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/30	1,110,000	1,141,302
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/25	1,250,000	1,241,975
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/39	1,580,000	1,721,110
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	2,500,000	2,702,100
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.50	8/1/44	1,500,000	1,693,290
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan Note)	5.00	10/1/25	2,500,000	2,540,350

Total Investments (cost $156,240,883)			98.5%	158,403,501

Cash and Receivables (Net)			1.5%	2,384,032

Net Assets			100.0%	160,787,533

a Non-income producing security; interest payments in default.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate Receipt Notes
Assurance Corporation
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National	GO	General Obligation
Mortgage Association
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

14

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	31.6
AA		Aa		AA	25.2
A		A		A	18.2
BBB		Baa		BBB	13.2
BB		Ba		BB	3.6
Not Rated[c]		Not Rated[c]		Not Rated[c]	8.2
					100.0

†	Based on total investments.
c	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Fund	15

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2011 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments		156,240,883	158,403,501
Cash			1,450,999
Interest receivable			2,102,564
Receivable for shares of Beneficial Interest subscribed			56,226
Prepaid expenses			14,114
Other assets			106,905
			162,134,309
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			129,978
Payable for investment securities purchased			1,078,470
Payable for shares of Beneficial Interest redeemed			91,657
Accrued expenses			46,671
			1,346,776
Net Assets ($)			160,787,533
Composition of Net Assets ($):
Paid-in capital			168,397,874
Accumulated undistributed investment income—net			10,901
Accumulated net realized gain (loss) on investments			(9,783,860)
Accumulated net unrealized appreciation
(depreciation) on investments			2,162,618
Net Assets ($)			160,787,533

Net Asset Value Per Share
	Class A	Class B	Class C
Net Assets ($)	155,688,660	351,798	4,747,075
Shares Outstanding	12,928,514	29,226	393,954
Net Asset Value Per Share ($)	12.04	12.04	12.05

See notes to financial statements.

16

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2011 (Unaudited)

Investment Income ($):
Interest Income	4,044,103
Expenses:
Management fee—Note 3(a)	445,116
Shareholder servicing costs—Note 3(c)	244,627
Professional fees	28,986
Distribution fees—Note 3(b)	17,358
Registration fees	13,851
Custodian fees—Note 3(c)	8,910
Prospectus and shareholders’ reports	6,583
Loan commitment fees—Note 2	1,799
Miscellaneous	14,987
Total Expenses	782,217
Less—reduction in fees due to earnings credits—Note 3(c)	(31)
Net Expenses	782,186
Investment Income—Net	3,261,917
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(842,063)
Net unrealized appreciation (depreciation) on investments	6,268,675
Net Realized and Unrealized Gain (Loss) on Investments	5,426,612
Net Increase in Net Assets Resulting from Operations	8,688,529

See notes to financial statements.

The Fund	17

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2011	Year Ended
	(Unaudited)	April 30, 2011
Operations ($):
Investment income—net	3,261,917	7,148,209
Net realized gain (loss) on investments	(842,063)	1,161,486
Net unrealized appreciation
(depreciation) on investments	6,268,675	(6,249,548)
Net Increase (Decrease) in Net Assets
Resulting from Operations	8,688,529	2,060,147
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(3,173,489)	(6,946,008)
Class B Shares	(7,783)	(38,405)
Class C Shares	(69,744)	(134,893)
Total Dividends	(3,251,016)	(7,119,306)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	2,931,826	7,086,903
Class B Shares	471	2,310
Class C Shares	717,146	996,143
Dividends reinvested:
Class A Shares	2,377,431	5,345,810
Class B Shares	5,469	28,467
Class C Shares	47,511	90,727
Cost of shares redeemed:
Class A Shares	(9,823,333)	(23,210,463)
Class B Shares	(380,949)	(788,226)
Class C Shares	(121,740)	(657,314)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(4,246,168)	(11,105,643)
Total Increase (Decrease) in Net Assets	1,191,345	(16,164,802)
Net Assets ($):
Beginning of Period	159,596,188	175,760,990
End of Period	160,787,533	159,596,188
Undistributed investment income—net	10,901	—

18

	Six Months Ended
	October 31, 2011	Year Ended
	(Unaudited)	April 30, 2011
Capital Share Transactions:
Class Aa
Shares sold	245,446	591,343
Shares issued for dividends reinvested	198,965	449,136
Shares redeemed	(822,784)	(1,971,803)
Net Increase (Decrease) in Shares Outstanding	(378,373)	(931,324)
Class Ba
Shares sold	40	194
Shares issued for dividends reinvested	459	2,388
Shares redeemed	(32,148)	(66,273)
Net Increase (Decrease) in Shares Outstanding	(31,649)	(63,691)
Class C
Shares sold	59,747	83,428
Shares issued for dividends reinvested	3,973	7,642
Shares redeemed	(10,170)	(55,654)
Net Increase (Decrease) in Shares Outstanding	53,550	35,416

a During the period ended October 31, 2011, 25,487 Class B shares representing $301,996 were automatically converted to 25,487 Class A shares and during the period ended April 30, 2011, 33,202 Class B shares representing $395,123 were automatically converted to 33,198 Class A shares.

The Fund	19

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2011				Year Ended April 30,
Class A Shares	(Unaudited)		2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	11.64		11.98	11.29	11.83	12.24	12.12
Investment Operations:
Investment income—net[a]	.24		.50	.51	.51	.49	.48
Net realized and unrealized
gain (loss) on investments	.40		(.34)	.68	(.54)	(.41)	.12
Total from Investment Operations	.64		.16	1.19	(.03)	.08	.60
Distributions:
Dividends from
investment income—net	(.24)		(.50)	(.50)	(.51)	(.49)	(.48)
Net asset value, end of period	12.04		11.64	11.98	11.29	11.83	12.24
Total Return (%)[b]	5.55	[c]	1.29	10.74	(.13)	.67	5.04
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.94	[d]	.95	.94	.95	.93	.91
Ratio of net expenses
to average net assets	.94	[d]	.95	.94	.94	.92	.91
Ratio of net investment income
to average net assets	4.05	[d]	4.19	4.31	4.54	4.07	3.94
Portfolio Turnover Rate	9.29	[c]	12.19	9.96	14.86	17.25	5.67
Net Assets, end of period
($ x 1,000)	155,689		154,922	170,612	162,311	178,268	186,327

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
See notes to financial statements.

20

Six Months Ended
October 31, 2011				Year Ended April 30,
Class B Shares	(Unaudited)		2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	11.64		11.98	11.29	11.84	12.24	12.12
Investment Operations:
Investment income—net[a]	.18		.42	.41	.44	.41	.42
Net realized and unrealized
gain (loss) on investments	.41		(.33)	.71	(.54)	(.38)	.12
Total from Investment Operations	.59		.09	1.12	(.10)	.03	.54
Distributions:
Dividends from
investment income—net	(.19)		(.43)	(.43)	(.45)	(.43)	(.42)
Net asset value, end of period	12.04		11.64	11.98	11.29	11.84	12.24
Total Return (%)[b]	5.11	[c]	.70	10.06	(.76)	.22	4.51
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.66	[d]	1.56	1.55	1.50	1.46	1.41
Ratio of net expenses
to average net assets	1.66	[d]	1.56	1.55	1.50	1.45	1.41
Ratio of net investment income
to average net assets	3.26	[d]	3.59	3.73	3.94	3.53	3.43
Portfolio Turnover Rate	9.29	[c]	12.19	9.96	14.86	17.25	5.67
Net Assets, end of period
($ x 1,000)	352		709	1,492	3,640	10,266	21,524

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
See notes to financial statements.

The Fund	21

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2011				Year Ended April 30,
Class C Shares	(Unaudited)		2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	11.65		11.99	11.30	11.84	12.25	12.12
Investment Operations:
Investment income—net[a]	.19		.41	.41	.42	.39	.39
Net realized and unrealized
gain (loss) on investments	.41		(.35)	.69	(.54)	(.41)	.13
Total from Investment Operations	.60		.06	1.10	(.12)	(.02)	.52
Distributions:
Dividends from
investment income—net	(.20)		(.40)	(.41)	(.42)	(.39)	(.39)
Net asset value, end of period	12.05		11.65	11.99	11.30	11.84	12.25
Total Return (%)[b]	5.13	[c]	.52	9.88	(.90)	(.12)	4.33
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.72	[d]	1.72	1.72	1.73	1.72	1.67
Ratio of net expenses
to average net assets	1.72	[d]	1.72	1.72	1.73	1.71	1.67
Ratio of net investment income
to average net assets	3.25	[d]	3.41	3.52	3.76	3.28	3.18
Portfolio Turnover Rate	9.29	[c]	12.19	9.96	14.86	17.25	5.67
Net Assets, end of period
($ x 1,000)	4,747		3,966	3,657	3,698	3,713	4,025

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
See notes to financial statements.

22

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus State Municipal Bond Funds (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company and operates as a series company that offers six series, including the Dreyfus Maryland Fund (the “fund”). The fund’s investment objective is to maximize current income exempt from federal income tax and from Maryland state income tax, without undue risk. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund no longer offers Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares and, effective on or about March 13, 2012, all outstanding Class B shares will automatically convert to Class A shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

24

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board ofTrustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	156,636,001	1,767,500	158,403,501

26

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Municipal Bonds ($)
Balance as of 4/30/2011	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	152,996
Purchases	—
Sales	—
Transfers into Level 3 †	1,614,504
Transfers out of Level 3	—
Balance as of 10/31/2011	1,767,500
The amount of total gains (losses) for the
period included in earnings attributable
to the change in unrealized gains (losses)
relating to investments still held at 10/31/2011	153,279
† Transfers into or out of Level 3 represent the value at the date of transfer.The transfer into Level 3 for the current period was due to the lack of observable inputs following the issuer’s default.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

28

As of and during the period ended October 31, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended April 30, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $9,003,817 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2011. If not applied, $747,084 of the carryover expires in fiscal 2012, $6,917,527 expires in fiscal 2013, $625,584 expires in fiscal 2017 and $713,622 expires in fiscal 2018.

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, the 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act. As a result of this ordering rule, capital loss carryovers related to taxable years beginning prior to the effective date of the 2010 Act may be more likely to expire unused.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2011 was as follows: tax exempt income $7,098,442 and ordinary income $20,864.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York

The Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2011, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended October 31, 2011, the Distributor retained $2,086 from commissions earned on sales of the fund’s Class A shares and $23 from CDSCs on redemptions of the fund’s Class B shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2011, Class B and Class C shares were charged $1,198 and $16,160, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make pay-

30

ments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2011, Class A, Class B and Class C shares were charged $196,340, $599 and $5,386, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2011, the fund was charged $29,246 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended October 31, 2011, the fund was charged $1,931 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $31.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended October 31, 2011, the fund was charged $8,910 pursuant to the custody agreement.

During the period ended October 31, 2011, the fund was charged $2,981 for services performed by the Chief Compliance Officer.

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $74,752, Rule 12b-1 distribution plan fees $3,162, shareholder services plan fees $33,978, custodian fees $4,350, chief compliance officer fees $4,246 and transfer agent per account fees $9,490.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2011, amounted to $14,687,151 and $19,384,717, respectively.

At October 31, 2011, accumulated net unrealized appreciation on investments was $2,162,618, consisting of $5,390,943 gross unrealized appreciation and $3,228,325 gross unrealized depreciation.

At October 31, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

32

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on July 26, 2011 the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in presentations from representatives of Dreyfus regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and representatives of Dreyfus confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board members also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

The Fund	33

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended June 30, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of June 30, 2011. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board members discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for the various periods, except for the four- and ten-year periods when the fund’s performance was at the Performance Group median, and below the Performance Group median, respectively.The Board also noted that the fund’s yield performance was at or above the Performance Group medians for seven of the ten one-year periods ended June 30th, and that the fund’s yield performance was above the Performance Universe medians for all of the ten one-year periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Lipper category average.

The Board members also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.They noted

34

that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expense ratio were above the Expense Group and Expense Universe medians.

Representatives of Dreyfus reviewed with the Board members the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager for advising any separate and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board members considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board members should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the

The Fund	35

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. They also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

36

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board members and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board members’ conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board members determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund	37

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
19	Statement of Assets and Liabilities
20	Statement of Operations
21	Statement of Changes in Net Assets
23	Financial Highlights
27	Notes to Financial Statements
36	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus State
Municipal Bond Funds,
Dreyfus Massachusetts Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Massachusetts Fund, a series of Dreyfus State Municipal Bond Funds, covering the six-month period from May 1, 2011, through October 31, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Investors were encouraged by expectations of a more robust economic recovery into the first quarter of 2011, but sentiment subsequently deteriorated due to disappointing economic data, rising commodity prices, an escalating sovereign debt crisis in Europe and a contentious debate regarding taxes, spending and borrowing in the United States. Market volatility was particularly severe during August and September after a major credit rating agency downgraded U.S. long-term debt. While most fixed-income securities proved volatile in this tumultuous environment, municipal bonds held up relatively well due to robust demand for a limited supply of newly issued securities.

The economic outlook currently remains clouded by market turbulence and political infighting, but we believe that a continued subpar global expansion is more likely than a return to recession. In addition, municipal bonds remain attractively valued despite recent issuer events, as fundamental measures of quality, including liquidity and revenue stabilization, support a stable outlook for the broad municipal market in general.With tax season considerations in mind, we encourage you, as always, to speak with your financial advisor in order to help evaluate the tax-efficiency of your portfolio.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
November 15, 2011

2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2011, through October 31, 2011, as provided by Thomas Casey and James Welch, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended October 31, 2011, the Class A, Class B, Class C and Class Z shares of Dreyfus Massachusetts Fund, a series of Dreyfus State Municipal Bond Funds, produced total returns of 5.92%, 5.43%, 5.51% and 6.03%, respectively.1 In comparison, the Barclays Capital Municipal Bond Index, the fund’s benchmark index, which is composed of bonds issued nationally and not solely within Massachusetts, achieved a total return of 5.56% for the same period.2

Despite intensifying economic uncertainty during the reporting period, municipal bonds fared relatively well as a reduced supply of newly issued securities was met by robust investor demand.The fund’s returns for its Class A and Class Z shares generally were higher than its benchmark, due primarily to positive contributions from revenue bonds.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal and Massachusetts state income taxes, without undue risk. To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal and Massachusetts state income taxes.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

In managing the fund, we focus on identifying undervalued sectors and securities, and we minimize the use of interest rate forecasting.We select municipal bonds by using fundamental credit analysis to estimate the relative value of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. Additionally, we trade among the market’s various sectors, such as the pre-refunded, general obligation and revenue sectors, based on their apparent relative values. The fund generally will invest simultaneously in several of these sectors.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Municipal Bonds Held Up Relatively Well Amid Uncertainty

Investor confidence generally was shaken in the spring of 2011, when Greece appeared headed for default on its sovereign debt, U.S. economic data disappointed and a contentious political debate regarding U.S. government spending and borrowing intensified. Consequently, investors shifted their focus from relatively speculative asset classes to traditionally defensive investments, producing bouts of heightened volatility in many financial markets.Turbulence among stocks and lower-rated bonds was particularly severe in August and September, after a major credit-rating agency downgraded its assessment of long-term U.S. debt securities. In contrast, securities that had been hard-hit in late summer rebounded to a significant degree in October as certain macroeconomic concerns eased.

Positive supply-and-demand forces helped municipal bonds hold up relatively well despite these developments. New issuance volumes fell sharply in 2011 after a flood of new issuance in late 2010 when issuers sought to lock in federal subsidies provided by the expiring Build America Bonds program. Political pressure to reduce spending and borrowing also led to fewer capital projects requiring financing.Yet, demand for municipal bonds remained robust from investors seeking competitive levels of tax-exempt income.

Massachusetts’s fiscal condition has continued to be stronger than many other states as it recovers from recession. Tax revenues have increased, and the state cut spending in some areas to pass a balanced budget for its current fiscal year.

Revenue Bonds Supported Relative Performance

The fund’s results compared to its benchmark were bolstered by income-oriented bonds backed by dedicated revenues from municipal projects. Such securities generally have been less sensitive to economic concerns than their general obligation counterparts.The fund received especially strong results during the reporting period from an overweighted position in revenue bonds backed by hospitals. In addition, municipal bonds issued by Puerto Rico, which produce income exempt from state and federal taxes, fared well as investors reached for higher yields. Although the fund encountered relatively few disappointments

4

during the reporting period, its shorter-dated holdings and escrowed bonds generally lagged market averages.

We continued our efforts to upgrade the fund’s overall credit quality and reduce its sensitivity to interest-rate volatility during the reporting period. We generally reduced the fund’s holdings of lower-rated and longer-dated credits, including general obligation bonds from Massachusetts issuers, that had reached richer valuations.We replaced them with shorter-maturity revenue bonds backed by essential services facilities, such as sewer systems and waterworks.

Adjusting to a Slower-Growth Environment

Ongoing market turbulence and general economic uncertainty have convinced us to maintain a relatively cautious investment posture, including a neutral duration and a bias toward higher-quality securities with strong liquidity characteristics. We have identified particularly attractive values among lower-yielding revenue bonds. In our view, municipal bonds with relatively defensive characteristics are likely to be the focus of demand from individual investors seeking tax-advantaged income and muted volatility as they grow more concerned about persistently low interest rates and potential tax increases in a slow-growth economy.

November 15, 2011

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Class Z is not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-
Massachusetts residents, and some income may be subject to the federal alternative minimum tax
(AMT) for certain investors. Capital gains, if any, are fully taxable.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund from May 1, 2011 to October 31, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2011
	Class A	Class B	Class C	Class Z
Expenses paid per $1,000†	$4.97	$8.83	$8.83	$3.83
Ending value (after expenses)	$1,059.20	$1,054.30	$1,055.10	$1,060.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2011
	Class A	Class B	Class C	Class Z
Expenses paid per $1,000†	$4.88	$8.67	$8.67	$3.76
Ending value (after expenses)	$1,020.31	$1,016.54	$1,016.54	$1,021.42

† Expenses are equal to the fund’s annualized expense ratio of .96% for Class A, 1.71% for Class B, 1.71% for Class C and .74% for Class Z; multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
October 31, 2011 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—97.1%	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts—82.0%
Boston,
Convention Center Loan,
Special Obligation Bonds
(Insured; AMBAC) (Prerefunded)	5.00	5/1/12	1,750,000	[a]	1,791,737
Boston Housing Authority,
Capital Program Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/24	1,900,000		2,005,203
Boston Industrial Development
Financing Authority, Sewage
Facility Revenue (Harbor Electric
Energy Company Project)	7.38	5/15/15	970,000		974,249
Boston Water and Sewer Commission,
Revenue	5.00	11/1/20	2,000,000		2,222,040
Holliston,
GO (Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.25	4/1/12	1,655,000	[a]	1,706,355
Holyoke,
Gas and Electric Department
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.38	12/1/15	1,245,000		1,286,882
Marblehead,
GO (Prerefunded)	5.00	8/15/14	1,835,000	[a]	2,053,071
Marblehead,
GO (Prerefunded)	5.00	8/15/14	1,925,000	[a]	2,153,767
Massachusetts,
GO	5.25	8/1/22	2,650,000		3,270,630
Massachusetts,
GO	0.72	11/1/25	5,000,000	[b]	4,077,450
Massachusetts,
GO (Insured; AMBAC)	5.50	8/1/30	1,750,000		2,147,600
Massachusetts,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	9/1/23	1,000,000		1,235,970
Massachusetts,
Special Obligation Dedicated
Tax Revenue (Insured; National
Public Finance Guarantee Corp.)	5.50	1/1/23	3,000,000		3,500,610

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts (continued)
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.00	7/1/21	2,400,000		2,692,152
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.25	7/1/34	2,500,000		2,707,750
Massachusetts Bay Transportation
Authority, GO (General
Transportation System)	6.20	3/1/16	2,055,000		2,293,380
Massachusetts Bay Transportation
Authority, GO (General
Transportation System)	7.00	3/1/21	425,000		503,493
Massachusetts Bay Transportation
Authority, GO (General
Transportation System)	7.00	3/1/21	575,000		708,072
Massachusetts Bay Transportation
Authority, Senior Sales
Tax Revenue	5.00	7/1/21	1,000,000		1,201,100
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.50	7/1/27	3,000,000		3,741,450
Massachusetts College Building
Authority, Project Revenue
(Insured; National Public
Finance Guarantee Corp.)	0.00	5/1/26	5,385,000	[c]	3,236,600
Massachusetts College Building
Authority, Project Revenue
(Insured; XLCA)	5.50	5/1/28	1,450,000	[d]	1,747,337
Massachusetts Department of
Transportation, Metropolitan
Highway System Senior Revenue	5.00	1/1/27	4,000,000		4,263,200
Massachusetts Development Finance
Agency, Higher Education
Revenue (Emerson College Issue)	5.00	1/1/22	1,000,000	[d]	1,050,260
Massachusetts Development Finance
Agency, Revenue (Assumption
College Issue) (Insured; Radian)	6.00	3/1/30	1,905,000	[d]	1,908,562
Massachusetts Development Finance
Agency, Revenue (Berklee
College of Music Issue)	5.00	10/1/31	1,000,000	[d]	1,030,320

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts (continued)
Massachusetts Development Finance
Agency, Revenue (Brandeis
University Issue)	5.00	10/1/26	1,250,000	[d]	1,338,000
Massachusetts Development Finance
Agency, Revenue (Brandeis
University Issue)	5.00	10/1/29	1,475,000	[d]	1,547,142
Massachusetts Development Finance
Agency, Revenue (Milton
Academy Issue)	5.00	9/1/30	2,000,000	[d]	2,188,780
Massachusetts Development Finance
Agency, Revenue (Noble and
Greenough School Issue)	5.00	4/1/21	600,000	[d]	709,296
Massachusetts Development Finance
Agency, Revenue (Partners
HealthCare System Issue)	5.38	7/1/41	4,000,000		4,197,400
Massachusetts Development Finance
Agency, Revenue (Suffolk
University Issue)	5.00	7/1/30	1,000,000	[d]	991,550
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	5.50	1/1/22	1,500,000		1,576,455
Massachusetts Development Finance
Agency, Revenue (UMass
Memorial Issue)	5.50	7/1/31	500,000		507,260
Massachusetts Development Finance
Agency, Revenue (Wheelock
College Issue)	5.25	10/1/37	2,500,000	[d]	2,390,825
Massachusetts Development Finance
Agency, Revenue (Whitehead
Institute for Biomedical
Research Issue)	5.00	6/1/23	1,350,000	[d]	1,566,810
Massachusetts Development
Finance Agency, RRR
(SEMASS System)
(Insured; National Public
Finance Guarantee Corp.)	5.63	1/1/14	2,000,000		2,028,000
Massachusetts Development Finance
Agency, SWDR (Dominion Energy
Brayton Point Issue)	5.00	2/1/36	2,000,000		1,995,660

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts (continued)
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	5.00	1/1/13	1,440,000	[d]	1,443,096
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	4.70	1/1/27	10,000,000	[d]	9,238,800
Massachusetts Health and
Educational Facilities
Authority, Healthcare System
Revenue (Covenant Health
Systems Obligated Group Issue)	6.50	7/1/17	1,175,000		1,192,061
Massachusetts Health and
Educational Facilities
Authority, Healthcare System
Revenue (Covenant Health
Systems Obligated Group Issue)	6.00	7/1/22	1,030,000		1,042,494
Massachusetts Health and
Educational Facilities
Authority, Healthcare System
Revenue (Covenant Health
Systems Obligated Group
Issue) (Prerefunded)	6.50	1/1/12	310,000	[a]	316,358
Massachusetts Health and
Educational Facilities
Authority, Revenue (Community
Colleges Program Issue)
(Insured; AMBAC)	5.25	10/1/26	2,845,000	[d]	2,845,711
Massachusetts Health and
Educational Facilities Authority,
Revenue (Dana-Farber Cancer
Institute Issue)	5.25	12/1/27	1,000,000		1,041,630
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Harvard University Issue)	5.00	12/15/24	2,350,000	[d]	2,739,536
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Eye and
Ear Infirmary Issue)	5.00	7/1/20	1,000,000		1,048,300

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts (continued)
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Eye and
Ear Infirmary Issue)	5.38	7/1/35	1,000,000		981,540
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.25	7/1/33	4,000,000	[d]	4,935,280
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Milford-Whitinsville Regional
Hospital Issue) (Prerefunded)	6.50	7/15/12	2,250,000	[a]	2,371,658
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	6.00	7/1/16	55,000		55,756
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	6.00	7/1/17	45,000		45,614
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.25	7/1/29	2,000,000		2,127,560
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.75	7/1/32	60,000		60,512
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/47	4,950,000		4,979,007
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Springfield College Issue)
(Insured; Radian)	5.13	10/15/23	1,100,000	[d]	1,108,206

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts (continued)
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Suffolk University Issue)	6.00	7/1/24	1,000,000	[d]	1,082,130
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Tufts University Issue)	5.50	8/15/18	1,625,000	[d]	1,970,881
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Tufts University Issue)	5.38	8/15/38	3,000,000	[d]	3,291,900
Massachusetts Health and
Educational Facilities
Authority, Revenue
(UMass Memorial Issue)	5.25	7/1/25	1,895,000	[d]	1,895,474
Massachusetts Health and
Educational Facilities
Authority, Revenue
(UMass Memorial Issue)	5.00	7/1/33	1,070,000	[d]	1,000,739
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Wheaton College Issue)	5.00	1/1/30	2,405,000	[d]	2,532,465
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Winchester Hospital Issue)	5.25	7/1/38	1,000,000		936,660
Massachusetts Housing
Finance Agency, Housing
Development Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.40	6/1/20	345,000		345,321
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	12/1/24	1,160,000		1,171,275
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	12/1/26	1,200,000		1,208,760
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	12/1/28	2,000,000		2,011,960
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	6/1/30	900,000		911,484

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts (continued)
Massachusetts Housing Finance
Agency, Housing Revenue	5.25	12/1/33	1,350,000	1,350,851
Massachusetts Housing Finance
Agency, Housing Revenue	5.10	6/1/37	745,000	731,903
Massachusetts Housing Finance
Agency, Housing Revenue	5.10	12/1/37	2,130,000	2,135,091
Massachusetts Housing Finance
Agency, Housing Revenue	5.20	12/1/37	2,000,000	2,011,940
Massachusetts Housing Finance
Agency, Rental Housing Mortgage
Revenue (Insured; AMBAC)	5.70	7/1/20	60,000	60,041
Massachusetts Housing Finance
Agency, SFHR	4.75	12/1/30	1,315,000	1,275,603
Massachusetts Industrial Finance
Agency, Water Treatment
Revenue (Massachusetts-American
Hingham Project)	6.95	12/1/35	2,790,000	2,790,391
Massachusetts Municipal Wholesale
Electric Company, Power Supply
Project Revenue (Nuclear Project
Number 4 Issue) (Insured; National
Public Finance Guarantee Corp.)	5.25	7/1/14	2,000,000	2,030,840
Massachusetts Port Authority,
Revenue	5.00	7/1/27	5,475,000	6,026,059
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	10/15/35	4,000,000	4,307,040
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.38	8/1/27	1,000,000	1,003,270
Massachusetts Water Pollution
Abatement Trust, State
Revolving Fund Bonds	5.00	8/1/27	1,535,000	1,752,080
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/21	1,500,000	1,711,230
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/26	2,000,000	2,222,000

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts (continued)
Metropolitan Boston Transit
Parking Corporation, Systemwide
Senior Lien Parking Revenue	5.00	7/1/24	1,320,000		1,479,984
Pittsfield,
GO (Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.13	4/15/12	1,000,000	[a]	1,031,870
Sandwich,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	7/15/19	1,000,000		1,132,260
U.S. Related—15.1%
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.38	5/15/33	1,780,000		1,675,087
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.50	5/15/39	1,245,000		1,039,326
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	5,000,000	[c]	230,450
Guam,
Hotel Occupancy Tax Revenue	5.00	11/1/17	1,000,000		1,067,220
Guam Power Authority,
Revenue	5.50	10/1/30	1,000,000		989,640
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	6.00	7/1/38	2,000,000		2,080,440
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/25	1,500,000		1,516,890
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	6.00	7/1/27	1,000,000		1,055,150
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; XLCA)	5.25	7/1/17	1,460,000		1,584,757

14

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Related (continued)
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/27	2,500,000		2,585,100
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	1,000,000		1,009,980
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/30	1,000,000		1,028,200
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	0.00	7/1/35	6,840,000	[c]	1,380,722
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; FGIC)	5.50	7/1/19	1,225,000		1,332,996
Puerto Rico Public Buildings
Authority, Guaranteed
Government Facilities Revenue	5.75	7/1/22	1,900,000		2,058,251
Puerto Rico Public Buildings
Authority, Guaranteed
Government Facilities
Revenue (Insured; AMBAC)	6.25	7/1/15	1,100,000		1,302,796
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	1,000,000		1,024,000
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/39	2,500,000		2,723,275
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	2,000,000		2,161,680
Virgin Islands Public Finance
Authority, Revenue (Virgin Islands
Matching Fund Loan Note)	5.00	10/1/25	2,500,000		2,540,350
Total Long-Term Municipal Investments
(cost $191,200,002)					195,917,349

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Municipal	Coupon	Maturity	Principal
Investment—3.2%	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts;
Massachusetts Development Finance
Agency, Revenue (Boston
University Issue) (LOC;
JPMorgan Chase Bank)
(cost $6,400,000)	0.13	11/1/11	6,400,000 [d,e]	6,400,000

Total Investments (cost $197,600,002)			100.3%	202,317,349
Liabilities, Less Cash and Receivables			(.3%)	(555,778)
Net Assets			100.0%	201,761,571

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Variable rate security—interest rate subject to periodic change.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d At October 31, 2011, the fund had $56,953,100 or 28.2% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from education.
e Variable rate demand note—rate shown is the interest rate in effect at October 31, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

16

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate Receipt Notes
Assurance Corporation
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National	GO	General Obligation
Mortgage Association
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund	17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	27.4
AA		Aa		AA	32.8
A		A		A	18.4
BBB		Baa		BBB	14.2
F1		MIG1/P1		SP1/A1	3.2
Not Rated[f]		Not Rated[f]		Not Rated[f]	4.0
					100.0

†	Based on total investments.
f	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

18

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2011 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments			197,600,002	202,317,349
Cash				1,188,326
Interest receivable				2,772,928
Receivable for shares of Beneficial Interest subscribed				9,258
Prepaid expenses				19,296
				206,307,157
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				128,567
Payable for investment securities purchased				4,281,480
Payable for shares of Beneficial Interest redeemed				89,776
Accrued expenses				45,763
				4,545,586
Net Assets ($)				201,761,571
Composition of Net Assets ($):
Paid-in capital				196,188,034
Accumulated undistributed investment income—net				7,342
Accumulated net realized gain (loss) on investments				848,848
Accumulated net unrealized appreciation
(depreciation) on investments				4,717,347
Net Assets ($)				201,761,571

Net Asset Value Per Share
	Class A	Class B	Class C	Class Z
Net Assets ($)	38,395,810	183,619	3,539,245	159,642,897
Shares Outstanding	3,342,417	16,004	307,834	13,898,560
Net Asset Value Per Share ($)	11.49	11.47	11.50	11.49

See notes to financial statements.

The Fund	19

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2011 (Unaudited)

Investment Income ($):
Interest Income	4,639,556
Expenses:
Management fee—Note 3(a)	550,268
Shareholder servicing costs—Note 3(c)	147,303
Professional fees	26,661
Registration fees	18,379
Distribution fees—Note 3(b)	13,490
Custodian fees—Note 3(c)	10,761
Prospectus and shareholders’ reports	6,475
Trustees’ fees and expenses—Note 3(d)	6,162
Loan commitment fees—Note 2	2,182
Miscellaneous	20,222
Total Expenses	801,903
Less—reduction in fees due to earnings credits—Note 3(c)	(48)
Net Expenses	801,855
Investment Income—Net	3,837,701
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	316,495
Net unrealized appreciation (depreciation) on investments	7,276,144
Net Realized and Unrealized Gain (Loss) on Investments	7,592,639
Net Increase in Net Assets Resulting from Operations	11,430,340

See notes to financial statements.

20

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2011	Year Ended
	(Unaudited)	April 30, 2011
Operations ($):
Investment income—net	3,837,701	8,179,670
Net realized gain (loss) on investments	316,495	1,372,377
Net unrealized appreciation
(depreciation) on investments	7,276,144	(7,267,187)
Net Increase (Decrease) in Net Assets
Resulting from Operations	11,430,340	2,284,860
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(696,594)	(1,506,278)
Class B Shares	(2,747)	(9,702)
Class C Shares	(50,539)	(105,122)
Class Z Shares	(3,080,479)	(6,534,467)
Net realized gain on investments:
Class A Shares	—	(224,595)
Class B Shares	—	(1,402)
Class C Shares	—	(20,351)
Class Z Shares	—	(919,345)
Total Dividends	(3,830,359)	(9,321,262)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	1,612,505	3,053,747
Class B Shares	518	9
Class C Shares	162,244	480,975
Class Z Shares	2,832,863	4,113,072
Dividends reinvested:
Class A Shares	520,466	1,316,134
Class B Shares	1,667	8,048
Class C Shares	19,535	62,125
Class Z Shares	2,371,273	5,768,376
Cost of shares redeemed:
Class A Shares	(1,403,455)	(8,705,443)
Class B Shares	(12,588)	(324,953)
Class C Shares	(150,718)	(398,069)
Class Z Shares	(5,101,798)	(18,135,822)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	852,512	(12,761,801)
Total Increase (Decrease) in Net Assets	8,452,493	(19,798,203)
Net Assets ($):
Beginning of Period	193,309,078	213,107,281
End of Period	201,761,571	193,309,078
Undistributed investment income—net	7,342	—

The Fund	21

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	October 31, 2011	Year Ended
	(Unaudited)	April 30, 2011
Capital Share Transactions:
Class Aa
Shares sold	142,300	266,861
Shares issued for dividends reinvested	45,741	116,743
Shares redeemed	(123,450)	(769,089)
Net Increase (Decrease) in Shares Outstanding	64,591	(385,485)
Class Ba
Shares sold	46	1
Shares issued for dividends reinvested	146	710
Shares redeemed	(1,107)	(28,482)
Net Increase (Decrease) in Shares Outstanding	(915)	(27,771)
Class C
Shares sold	14,187	41,972
Shares issued for dividends reinvested	1,716	5,487
Shares redeemed	(13,348)	(35,781)
Net Increase (Decrease) in Shares Outstanding	2,555	11,678
Class Z
Shares sold	248,878	362,995
Shares issued for dividends reinvested	208,394	511,942
Shares redeemed	(448,185)	(1,613,264)
Net Increase (Decrease) in Shares Outstanding	9,087	(738,327)

a	During the period ended April 30, 2011, 13,107 Class B shares representing $152,173, were automatically converted to 13,091 Class A shares.
See notes to financial statements.

22

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2011				Year Ended April 30,
Class A Shares	(Unaudited)		2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	11.05		11.44	10.91	11.29	11.66	11.56
Investment Operations:
Investment income—net[a]	.21		.43	.45	.46	.46	.47
Net realized and unrealized
gain (loss) on investments	.44		(.33)	.54	(.36)	(.36)	.12
Total from Investment Operations	.65		.10	.99	.10	.10	.59
Distributions:
Dividends from
investment income—net	(.21)		(.43)	(.45)	(.46)	(.46)	(.46)
Dividends from net realized
gain on investments	—		(.06)	(.01)	(.02)	(.01)	(.03)
Total Distributions	(.21)		(.49)	(.46)	(.48)	(.47)	(.49)
Net asset value, end of period	11.49		11.05	11.44	10.91	11.29	11.66
Total Return (%)[b]	5.92	[c]	.94	9.16	1.07	.92	5.23
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.96	[d]	.94	.94	.94	.93	.92
Ratio of net expenses
to average net assets	.96	[d]	.94	.94	.94	.92	.92
Ratio of net investment income
to average net assets	3.68	[d]	3.84	4.00	4.25	4.01	3.99
Portfolio Turnover Rate	6.89	[c]	15.03	12.60	9.04	18.21	30.97
Net Assets, end of period
($ x 1,000)	38,396		36,232	41,909	39,079	44,178	49,034

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
See notes to financial statements.

The Fund	23

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2011				Year Ended April 30,
Class B Shares	(Unaudited)		2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	11.04		11.43	10.90	11.28	11.65	11.54
Investment Operations:
Investment income—net[a]	.17		.33	.36	.39	.39	.40
Net realized and unrealized
gain (loss) on investments	.43		(.32)	.55	(.35)	(.36)	.14
Total from Investment Operations	.60		.01	.91	.04	.03	.54
Distributions:
Dividends from
investment income—net	(.17)		(.34)	(.37)	(.40)	(.39)	(.40)
Dividends from net realized
gain on investments	—		(.06)	(.01)	(.02)	(.01)	(.03)
Total Distributions	(.17)		(.40)	(.38)	(.42)	(.40)	(.43)
Net asset value, end of period	11.47		11.04	11.43	10.90	11.28	11.65
Total Return (%)[b]	5.43	[c]	.15	8.45	.50	.36	4.77
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.71	[d]	1.56	1.57	1.52	1.48	1.45
Ratio of net expenses
to average net assets	1.71	[d]	1.56	1.57	1.52	1.47	1.45
Ratio of net investment income
to average net assets	2.93	[d]	3.03	3.34	3.68	3.46	3.47
Portfolio Turnover Rate	6.89	[c]	15.03	12.60	9.04	18.21	30.97
Net Assets, end of period
($ x 1,000)	184		187	511	1,404	2,910	3,893

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
See notes to financial statements.

24

Six Months Ended
October 31, 2011				Year Ended April 30,
Class C Shares	(Unaudited)		2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	11.06		11.45	10.92	11.30	11.67	11.56
Investment Operations:
Investment income—net[a]	.17		.35	.36	.38	.37	.38
Net realized and unrealized
gain (loss) on investments	.44		(.33)	.54	(.36)	(.36)	.14
Total from Investment Operations	.61		.02	.90	.02	.01	.52
Distributions:
Dividends from
investment income—net	(.17)		(.35)	(.36)	(.38)	(.37)	(.38)
Dividends from net realized
gain on investments	—		(.06)	(.01)	(.02)	(.01)	(.03)
Total Distributions	(.17)		(.41)	(.37)	(.40)	(.38)	(.41)
Net asset value, end of period	11.50		11.06	11.45	10.92	11.30	11.67
Total Return (%)[b]	5.51	[c]	.20	8.33	.32	.17	4.53
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.71	[d]	1.68	1.70	1.69	1.68	1.67
Ratio of net expenses
to average net assets	1.71	[d]	1.68	1.70	1.69	1.67	1.67
Ratio of net investment income
to average net assets	2.92	[d]	3.09	3.21	3.51	3.26	3.24
Portfolio Turnover Rate	6.89	[c]	15.03	12.60	9.04	18.21	30.97
Net Assets, end of period
($ x 1,000)	3,539		3,377	3,362	3,163	3,314	3,520

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
See notes to financial statements.

The Fund	25

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2011				Year Ended April 30,
Class Z Shares	(Unaudited)		2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	11.05		11.44	10.91	11.29	11.66	11.55
Investment Operations:
Investment income—net[a]	.22		.46	.47	.48	.48	.48
Net realized and unrealized
gain (loss) on investments	.44		(.33)	.54	(.36)	(.36)	.15
Total from Investment Operations	.66		.13	1.01	.12	.12	.63
Distributions:
Dividends from
investment income—net	(.22)		(.46)	(.47)	(.48)	(.48)	(.49)
Dividends from net realized
gain on investments	—		(.06)	(.01)	(.02)	(.01)	(.03)
Total Distributions	(.22)		(.52)	(.48)	(.50)	(.49)	(.52)
Net asset value, end of period	11.49		11.05	11.44	10.91	11.29	11.66
Total Return (%)	6.03	[b]	1.16	9.39	1.28	1.14	5.54
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.74	[c]	.73	.73	.73	.71	.71
Ratio of net expenses
to average net assets	.74	[c]	.73	.73	.73	.70	.71
Ratio of net investment income
to average net assets	3.89	[c]	4.05	4.18	4.46	4.23	4.20
Portfolio Turnover Rate	6.89	[b]	15.03	12.60	9.04	18.21	30.97
Net Assets, end of period
($ x 1,000)	159,643		153,513	167,326	160,394	177,652	195,667

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.
See notes to financial statements.

26

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus State Municipal Bond Funds (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, and operates as a series company that offers six series including the Dreyfus Massachusetts Fund (the “fund”).The fund’s investment objective is to maximize current income exempt from federal income tax and from Massachusetts state income tax, without undue risk. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C and Class Z. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund no longer offers Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares and, effective on or about March 13, 2012, all outstanding Class B shares will automatically convert to Class A shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class Z shares are sold at net asset value per share generally only to shareholders of the fund who received Class Z shares in exchange for their shares of a Dreyfus-managed fund as a result of the reorganization of such Dreyfus-managed fund, and who continue to maintain accounts with the fund at the time of purchase. Class Z shares generally are not available for new accounts. Other differences between the classes include the services

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

28

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the

The Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	202,317,349	—	202,317,349

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial

30

Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended April 30, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2011 was as follows: tax exempt income $8,155,569, ordinary income $97,291 and long-term capital gains $1,068,402. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection

32

therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2011, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2011, Class B and Class C shares were charged $470 and $13,020, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of their shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2011, Class A, Class B and Class C shares were charged $47,443, $235 and $4,340, respectively, pursuant to the Shareholder Services Plan.

The Fund	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholders accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended October 31, 2011, Class Z shares were charged $36,706 pursuant to the Shareholders Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2011, the fund was charged $47,785 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended October 31, 2011, the fund was charged $2,973 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $48.

34

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended October 31, 2011, the fund was charged $10,761 pursuant to the custody agreement.

During the period ended October 31, 2011, the fund was charged $2,981 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $93,544, Rule 12b-1 distribution plan fees $2,302, shareholder services plan fees $8,858, custodian fees $5,175, chief compliance officer fees $4,246 and transfer agency per account fees $14,442.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2011, amounted to $13,378,920 and $14,708,540, respectively.

At October 31, 2011, accumulated net unrealized appreciation on investments was $4,717,347, consisting of $7,869,539 gross unrealized appreciation and $3,152,192 gross unrealized depreciation.

At October 31, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	35

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on July 26, 2011, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in presentations from representatives of Dreyfus regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and representatives of Dreyfus confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board members also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

36

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended June 30, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of June 30, 2011. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board members discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group medians for the various periods, except for the one-year period when the fund’s performance was above the Performance Group median (ranked first in the Performance Group), and the two-year period when the fundís performance was at the median.The Board members also noted that the fund’s total return performance was above the Performance Universe medians for all periods.

The Board also noted that the fund’s yield performance was below the Performance Group medians for all of the ten one-year periods ended June 30th and at or above the Performance Universe medians for seven of the ten one-year periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fundís

The Fund	37

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Lipper category average, and the Board members noted that the fund outperformed its Lipper category in eight of the past ten calendar years.The Board members discussed with Dreyfus representatives the reasons for the underperformance of the fund compared to the Performance Group and Performance Universe medians during the applicable periods and Dreyfus’ efforts to improve performance. The Board members also received a presentation from the fund’s primary portfolio manager during which he discussed the fund’s investment strategy and the factors that affected fund performance.

The Board members also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. They noted that the fund’s contractual management fee and total expense ratio were above the Expense Group medians.

Representatives of Dreyfus reviewed with the Board members the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fundís primary portfolio manager for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board members considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method

38

used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board members should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. They also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

The Fund 39

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board noted Dreyfusí efforts to continue to improve perfor- mance and agreed to closely monitor fund performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board members and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board members’ conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board members determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

40

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
16	Statement of Assets and Liabilities
17	Statement of Operations
18	Statement of Changes in Net Assets
20	Financial Highlights
23	Notes to Financial Statements
32	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus State
Municipal Bond Funds,
Dreyfus Minnesota Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Minnesota Fund, a series of Dreyfus State Municipal Bond Funds, covering the six-month period from May 1, 2011, through October 31, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Investors were encouraged by expectations of a more robust economic recovery into the first quarter of 2011, but sentiment subsequently deteriorated due to disappointing economic data, rising commodity prices, an escalating sovereign debt crisis in Europe and a contentious debate regarding taxes, spending and borrowing in the United States. Market volatility was particularly severe during August and September after a major credit rating agency downgraded U.S. long-term debt. While most fixed-income securities proved volatile in this tumultuous environment, municipal bonds held up relatively well due to robust demand for a limited supply of newly issued securities.

The economic outlook currently remains clouded by market turbulence and political infighting, but we believe that a continued subpar global expansion is more likely than a return to recession. In addition, municipal bonds remain attractively valued despite recent issuer events, as fundamental measures of quality, including liquidity and revenue stabilization, support a stable outlook for the broad municipal market in general.With tax season considerations in mind, we encourage you, as always, to speak with your financial advisor in order to help evaluate the tax-efficiency of your portfolio.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
November 15, 2011

2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2011, through October 31, 2011, as provided by David Belton, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended October 31, 2011, the Class A, Class B and Class C shares of Dreyfus Minnesota Fund, a series of Dreyfus State Municipal Bond Funds, produced total returns of 5.46%, 4.98% and 5.05%, respectively.1 In comparison, the Barclays Capital Municipal Bond Index, the fund’s benchmark index, which is composed of bonds issued nationally and not solely within Minnesota, achieved a total return of 5.56% for the same period.2

Despite intensifying economic uncertainty during the reporting period, municipal bonds fared relatively well as a reduced supply of newly issued securities was met by robust investor demand. The fund’s Class A shares produced returns that were roughly in line with the benchmark, as positive contributions from revenue bonds were balanced by shortfalls in other areas.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax and Minnesota state income tax without undue risk. To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and from Minnesota state income tax. The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

In managing the fund, we focus on identifying undervalued sectors and securities and minimize the use of interest rate forecasting. We select municipal bonds by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market.We actively trade among various sectors, such as health care, water and sewer and municipal electric or dedicated tax-secured, based on relative values.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Municipal Bonds Held Up Relatively Well Amid Uncertainty

In the wake of a period of economic optimism, investor confidence generally was shaken in the spring of 2011 when Greece appeared headed for default on its sovereign debt, U.S. economic data disappointed and a contentious political debate regarding U.S. government spending and borrowing intensified. Consequently, investors shifted their focus from relatively speculative asset classes to traditionally defensive investments, producing bouts of heightened volatility in many markets.Turbulence among stocks and lower-rated bonds was particularly severe in August and September, after a major credit-rating agency downgraded its assessment of long-term U.S. debt securities. In contrast, securities that had been hard-hit in late summer rebounded to a significant degree in October as certain macroeconomic concerns eased.

Municipal bonds held up relatively well despite these developments due to positive supply-and-demand forces. New issuance volumes fell sharply in 2011 after a flood of new supply in late 2010 when issuers sought to lock in federal subsidies provided by the expiring Build America Bonds program. Political pressure to reduce spending also led to fewer capital projects requiring financing during the reporting period. Yet, demand for municipal bonds remained robust from investors seeking competitive levels of tax-exempt income.

Like other states, Minnesota demonstrated progress in its recovery from recession during the reporting period. Tax revenues have increased, and the state cut spending in some areas to pass a balanced budget for its current fiscal year.

Revenue Bonds Supported Relative Performance

The fund’s relative performance was bolstered by bonds backed by revenues from essential-services facilities, such as waterworks and sewer projects. Such securities generally have been less sensitive to economic concerns than their general obligation counterparts. The fund received especially strong results during the reporting period from an overweighted position in revenue bonds backed by hospitals. Conversely, underweighted exposure to general obligation bonds cushioned the impact of one of the municipal bond market’s weaker

4

areas.The fund’s emphasis on longer maturities also proved beneficial, boosting participation in the market rally when longer-term interest rates declined.

Disappointments during the reporting period included holdings of escrowed bonds, which generated relatively anemic returns. Bonds backed by housing projects also lagged market averages, and the fund was hurt by a relatively short average duration during the market rally.

Maintaining a Cautious Investment Posture

Ongoing economic uncertainty has convinced us to maintain a relatively cautious investment posture, including a bias toward higher-quality securities with strong liquidity characteristics.We have identified particularly attractive values among revenue bonds, including those backed by electric utilities, educational institutions and well-capitalized health care facilities. In our view, revenue-supported municipal bonds are likely to be the focus of demand from individual investors seeking tax-advantaged income and muted volatility as they grow more concerned about persistently low interest rates and potential tax increases in a slow-growth economy.

November 15, 2011

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares.
Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Each share class is subject to a different sales charge and distribution expense structure and will achieve different returns. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation. Had these expenses not been absorbed, returns would have been lower. Income may be subject to state and local taxes for non-
Minnesota residents, and some income may be subject to the federal alternative minimum tax (AMT)
for certain investors. Capital gains, if any, are fully taxable.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Minnesota Fund from May 1, 2011 to October 31, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2011
	Class A	Class B	Class C
Expenses paid per $1,000†	$4.85	$8.55	$8.76
Ending value (after expenses)	$1,054.60	$1,049.80	$1,050.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2011
	Class A	Class B	Class C
Expenses paid per $1,000†	$4.77	$8.42	$8.62
Ending value (after expenses)	$1,020.41	$1,016.79	$1,016.59

† Expenses are equal to the fund’s annualized expense ratio of .94% for Class A, 1.66% for Class B and 1.70% for Class C, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
October 31, 2011 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—98.4%	Rate (%)	Date	Amount ($)		Value ($)
Minnesota—95.1%
Andover Economic Development
Authority, Public Facility LR (City
of Andover Community Center)	5.20	2/1/34	885,000		957,588
Andover Economic Development
Authority, Public Facility LR (City
of Andover Community Center)	5.20	2/1/34	615,000		665,442
Blooming Prairie Independent
School District Number 756,
GO School Building Bonds
(Minnesota School District
Credit Enhancement Program)
(Insured; National Public
Finance Guarantee Corp.)	4.75	1/1/27	1,900,000		2,010,827
Columbia Heights,
MFHR (Crest View Opportunity
Neighborhood Development
Corporation 1 Project)
(Collateralized; GNMA)
(Prerefunded)	6.63	10/20/12	1,455,000	[a]	1,615,603
Coon Rapids,
Multifamily Rental Housing
Revenue (GNMA Collateralized
Mortgage Loan—Mississippi
View Apartments Project)
(Collateralized; FHA)	4.95	10/20/41	2,700,000		2,636,064
Dakota County Community
Development Agency, SFMR
(Mortgage-Backed Securities
Program) (Collateralized:
FHLMC, FNMA and GNMA)	5.30	12/1/39	539,467		572,515
Hennepin County,
Second Lien Sales Tax Revenue
(Ballpark Project)	5.00	12/15/29	1,500,000		1,620,825
Lake Superior Independent School
District Number 381, GO School
Building Bonds (Minnesota School
District Credit Enhancement
Program) (Insured; Assured
Guaranty Municipal Corp.)	5.00	4/1/20	2,510,000		2,645,916

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Minnesota (continued)
Lake Superior Independent School
District Number 381, GO School
Building Bonds (Minnesota School
District Credit Enhancement
Program) (Insured; Assured
Guaranty Municipal Corp.)	5.00	4/1/21	2,640,000		2,782,956
Lakeville Independent School
District Number 194, GO School
Building Bonds (Minnesota School
District Credit Enhancement
Program) (Insured; FGIC)	5.50	2/1/24	8,700,000		9,184,764
Mahtomedi Independent School
District Number 832, GO School
Building Bonds (Minnesota School
District Credit Enhancement
Program) (Insured; National
Public Finance Guarantee Corp.)	0.00	2/1/17	1,275,000	[b]	1,145,830
Minneapolis,
GO	0.00	12/1/14	1,825,000	[b]	1,771,892
Minneapolis,
Health Care System Revenue
(Fairview Health Services)
(Insured; Assured Guaranty
Municipal Corp.)	6.50	11/15/38	3,000,000		3,369,060
Minneapolis,
MFHR (Sumner Field Phase II, L.P.
Project) (Collateralized; GNMA)	5.15	2/20/45	1,575,000		1,576,087
Minneapolis,
Tax Increment Revenue (Saint
Anthony Falls Project)	5.75	2/1/27	1,000,000		932,580
Minneapolis and Saint Paul Housing
and Redevelopment Authority,
Health Care Facilities Revenue
(Childrens’s Health Care)	5.25	8/15/35	1,000,000		1,049,070
Minneapolis and Saint Paul Housing
and Redevelopment Authority,
Health Care Facility Revenue
(HealthPartners Obligated
Group Project)	6.00	12/1/18	1,000,000		1,072,030

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Minnesota (continued)
Minneapolis and Saint Paul Housing
and Redevelopment Authority,
Health Care Facility Revenue
(HealthPartners Obligated
Group Project)	6.00	12/1/20	2,290,000	2,454,949
Minneapolis and Saint Paul Housing
and Redevelopment Authority,
Health Care System Revenue
(Allina Health System)	5.25	11/15/29	1,000,000	1,030,710
Minneapolis and Saint Paul
Metropolitan Airports Commission,
Senior Airport Revenue	5.00	1/1/22	2,000,000	2,156,380
Minneapolis and Saint Paul
Metropolitan Airports Commission,
Subordinate Airport Revenue
(Insured; AMBAC)	5.00	1/1/25	2,140,000	2,167,649
Minnesota,
911 Revenue (Public Safety
Radio Communications
System Project)	5.00	6/1/25	1,000,000	1,116,260
Minnesota,
GO (Various Purpose)	5.00	8/1/25	2,500,000	2,969,575
Minnesota,
Retirement System
Building Revenue	6.00	6/1/30	1,475,000	1,480,767
Minnesota Agricultural and
Economic Development
Board, Health Care
System Revenue (Fairview
Health Care Systems)	6.38	11/15/29	150,000	150,137
Minnesota Agricultural and
Economic Development Board,
Revenue (Evangelical
Lutheran Project)	6.00	2/1/22	1,130,000	1,145,865
Minnesota Agricultural and
Economic Development Board,
Revenue (Evangelical
Lutheran Project)	6.00	2/1/27	1,750,000	1,771,210

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Minnesota (continued)
Minnesota Higher Education
Facilities Authority, Revenue
(Carleton College)	5.00	3/1/30	1,000,000	1,081,780
Minnesota Higher Education
Facilities Authority, Revenue
(College of Saint Scholastica, Inc.)	5.13	12/1/40	750,000	743,242
Minnesota Higher Education
Facilities Authority, Revenue
(Gustavus Adolphus College)	5.00	10/1/31	750,000	780,547
Minnesota Higher Education
Facilities Authority, Revenue
(Macalester College)	5.00	6/1/35	1,635,000	1,769,413
Minnesota Higher Education
Facilities Authority, Revenue
(Saint Olaf College)	5.00	10/1/21	1,000,000	1,133,200
Minnesota Higher Education
Facilities Authority, Revenue
(University of Saint Thomas)	5.00	4/1/29	1,000,000	1,047,990
Minnesota Higher Education
Facilities Authority, Revenue
(University of Saint Thomas)	5.00	10/1/29	1,500,000	1,600,350
Minnesota Higher Education
Facilities Authority, Revenue
(University of Saint Thomas)	5.00	10/1/39	1,700,000	1,792,497
Minnesota Housing Finance
Agency, Residential Housing
Finance Revenue	5.00	1/1/20	2,275,000	2,277,684
Minnesota Housing Finance
Agency, Residential Housing
Finance Revenue	4.65	7/1/22	2,275,000	2,295,680
Minnesota Housing Finance
Agency, Residential Housing
Finance Revenue	4.85	7/1/31	2,000,000	1,988,580
Minnesota Housing Finance
Agency, Residential Housing
Finance Revenue	5.10	7/1/38	1,950,000	1,951,170
Minnesota Housing Finance Agency,
SFMR (Insured; National Public
Finance Guarantee Corp.)	5.45	1/1/22	280,000	293,320

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Minnesota (continued)
Minnesota Municipal Power Agency,
Electric Revenue	5.00	10/1/37	2,000,000		2,064,460
Minnesota Office of Higher
Education, Supplemental
Student Loan Program Revenue	5.00	11/1/29	1,750,000		1,829,328
Northern Municipal Power Agency,
Electric System Revenue	5.00	1/1/20	2,500,000		2,854,825
Northfield,
HR	5.38	11/1/31	1,240,000		1,240,000
Ramsey,
LR (Pact Charter School Project)	6.75	12/1/33	1,000,000		962,800
Rochester,
Health Care Facilities Revenue
(Mayo Clinic)	4.50	11/15/21	1,000,000		1,100,750
Rochester,
Health Care Facilities Revenue
(Mayo Clinic)	5.00	11/15/38	1,000,000		1,055,050
Rosemount-Apple Valley-Eagan
Independent School District
Number 196, GO School Building
Bonds (Minnesota School
District Credit Enhancement
Program) (Insured; National
Public Finance Guarantee Corp.)	0.00	4/1/14	2,960,000	[b]	2,897,514
Saint Cloud,
Health Care Revenue
(CentraCare Health System)	5.13	5/1/30	1,000,000		1,032,680
Saint Cloud,
Health Care Revenue
(CentraCare Health System
Project) (Insured; Assured
Guaranty Municipal Corp.)	5.50	5/1/39	2,000,000		2,096,540
Saint Cloud Housing and
Redevelopment Authority,
Revenue (State University
Foundation Project)	5.13	5/1/18	1,000,000		1,018,250
Saint Louis Park,
Health Care Facilities Revenue
(Park Nicollet Health Services)	5.75	7/1/30	1,000,000		1,031,420

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Minnesota (continued)
Saint Louis Park,
Health Care Facilities Revenue
(Park Nicollet Health Services)	5.75	7/1/39	3,000,000		3,050,820
Saint Paul Housing and
Redevelopment Authority, MFHR
(Wellington Project)
(Collateralized; FHLMC)	5.10	2/1/24	2,000,000		2,001,880
Saint Paul Housing and
Redevelopment Authority,
Parking Revenue (Parking
Facilities Project)	5.00	8/1/35	650,000		669,221
Saint Paul Housing and
Redevelopment Authority,
Recreational Facility LR
(Jimmy Lee Recreational Center)	5.00	12/1/32	750,000		773,558
Saint Paul Port Authority,
Revenue (Amherst H. Wilder
Foundation Project)	5.00	12/1/29	2,000,000		2,092,800
Southern Minnesota Municipal Power
Agency, Power Supply System
Revenue (Insured; National
Public Finance Guarantee Corp.)	0.00	1/1/25	4,505,000	[b]	2,489,733
Southern Minnesota Municipal Power
Agency, Power Supply System
Revenue (Insured; National
Public Finance Guarantee Corp.)	0.00	1/1/26	4,625,000	[b]	2,406,526
Todd, Morrison, Cass and Wadena
Counties United Hospital District,
Health Care Facility Revenue
(Lakewood Health System)	5.00	12/1/21	1,000,000		1,051,730
Vadnais Heights Economic
Development Authority,
Recovery Zone Facility LR
(Community and Recreational
Sports Facilities Project)	5.25	2/1/41	2,460,000		2,591,881

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Minnesota (continued)
Washington County Housing and
Redevelopment Authority,
Annual Appropriation Limited
Tax and Gross Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	2/1/32	2,000,000	2,006,180
Winona,
Health Care Facilities Revenue
(Winona Health Obligated Group)	5.15	7/1/31	1,500,000	1,388,865
Winona,
Health Care Facilities Revenue
(Winona Health Obligated Group)	6.00	7/1/34	2,500,000	2,507,975
U.S. Related—3.3%
Government of Guam,
GO	6.75	11/15/29	500,000	516,740
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	2,000,000	2,044,020
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	1,250,000	1,351,050

Total Investments (cost $109,695,335)			98.4%	116,934,600

Cash and Receivables (Net)			1.6%	1,950,375

Net Assets			100.0%	118,884,975

a This security is prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate Receipt Notes
Assurance Corporation
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National	GO	General Obligation
Mortgage Association
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

14

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	13.3
AA		Aa		AA	45.4
A		A		A	32.8
BBB		Baa		BBB	5.0
B		B		B	.5
Not Rated[c]		Not Rated[c]		Not Rated[c]	3.0
					100.0

†	Based on total investments.
c	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Fund	15

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2011 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments		109,695,335	116,934,600
Cash			528,312
Interest receivable			1,592,224
Receivable for shares of Beneficial Interest subscribed			23,567
Prepaid expenses			11,960
			119,090,663
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			89,886
Payable for shares of Beneficial Interest redeemed			77,510
Accrued expenses			38,292
			205,688
Net Assets ($)			118,884,975
Composition of Net Assets ($):
Paid-in capital			112,902,970
Accumulated undistributed investment income—net			21,563
Accumulated net realized gain (loss) on investments			(1,278,823)
Accumulated net unrealized appreciation
(depreciation) on investments			7,239,265
Net Assets ($)			118,884,975

Net Asset Value Per Share
	Class A	Class B	Class C
Net Assets ($)	111,709,161	98,893	7,076,921
Shares Outstanding	7,334,498	6,483	463,898
Net Asset Value Per Share ($)	15.23	15.25	15.26

See notes to financial statements.

16

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2011 (Unaudited)

Investment Income ($):
Interest Income	2,947,233
Expenses:
Management fee—Note 3(a)	329,232
Shareholder servicing costs—Note 3(c)	181,874
Distribution fees—Note 3(b)	27,378
Professional fees	27,302
Registration fees	13,184
Custodian fees—Note 3(c)	7,168
Prospectus and shareholders’ reports	6,006
Trustees’ fees and expenses—Note 3(d)	3,945
Loan commitment fees—Note 2	1,345
Miscellaneous	14,475
Total Expenses	611,909
Less—reduction in management fee due to undertaking—Note 3(a)	(19,872)
Less—reduction in fees due to earnings credits—Note 3(c)	(17)
Net Expenses	592,020
Investment Income—Net	2,355,213
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	37,458
Net unrealized appreciation (depreciation) on investments	3,898,174
Net Realized and Unrealized Gain (Loss) on Investments	3,935,632
Net Increase in Net Assets Resulting from Operations	6,290,845

See notes to financial statements.

The Fund	17

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2011	Year Ended
	(Unaudited)	April 30, 2011
Operations ($):
Investment income—net	2,355,213	5,114,005
Net realized gain (loss) on investments	37,458	(172,230)
Net unrealized appreciation
(depreciation) on investments	3,898,174	(3,814,444)
Net Increase (Decrease) in Net Assets
Resulting from Operations	6,290,845	1,127,331
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(2,216,288)	(4,816,772)
Class B Shares	(3,595)	(14,670)
Class C Shares	(113,767)	(241,492)
Total Dividends	(2,333,650)	(5,072,934)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	2,524,558	8,045,285
Class B Shares	—	15
Class C Shares	279,605	1,742,595
Dividends reinvested:
Class A Shares	1,817,348	3,923,862
Class B Shares	3,365	13,767
Class C Shares	81,338	170,973
Cost of shares redeemed:
Class A Shares	(7,230,901)	(20,746,996)
Class B Shares	(266,671)	(153,174)
Class C Shares	(529,666)	(1,709,604)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(3,321,024)	(8,713,277)
Total Increase (Decrease) in Net Assets	636,171	(12,658,880)
Net Assets ($):
Beginning of Period	118,248,804	130,907,684
End of Period	118,884,975	118,248,804
Undistributed investment income—net	21,563	—

18

	Six Months Ended
	October 31, 2011	Year Ended
	(Unaudited)	April 30, 2011
Capital Share Transactions:
Class Aa
Shares sold	166,882	530,914
Shares issued for dividends reinvested	120,127	260,972
Shares redeemed	(478,741)	(1,397,916)
Net Increase (Decrease) in Shares Outstanding	(191,732)	(606,030)
Class Ba
Shares sold	—	1
Shares issued for dividends reinvested	223	914
Shares redeemed	(17,645)	(10,265)
Net Increase (Decrease) in Shares Outstanding	(17,422)	(9,350)
Class C
Shares sold	18,407	114,681
Shares issued for dividends reinvested	5,368	11,357
Shares redeemed	(35,010)	(114,213)
Net Increase (Decrease) in Shares Outstanding	(11,235)	11,825

a	During the period ended October 31, 2011, 15,932 Class B shares representing $241,183 were automatically converted to 15,959 Class A shares and during the period ended April 30, 2011, 1,683 Class B shares representing $24,547 were automatically converted to 1,686 Class A shares.
See notes to financial statements.

The Fund	19

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2011				Year Ended April 30,
Class A Shares	(Unaudited)		2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	14.73		15.17	14.67	14.96	15.32	15.17
Investment Operations:
Investment income—net[a]	.30		.61	.60	.63	.64	.64
Net realized and unrealized
gain (loss) on investments	.50		(.45)	.50	(.24)	(.36)	.17
Total from Investment Operations	.80		.16	1.10	(.39)	.28	.81
Distributions:
Dividends from
investment income—net	(.30)		(.60)	(.60)	(.62)	(.64)	(.64)
Dividends from net realized
gain on investments	—		—	—	(.06)	—	(.02)
Total Distributions	(.30)		(.60)	(.60)	(.68)	(.64)	(.66)
Net asset value, end of period	15.23		14.73	15.17	14.67	14.96	15.32
Total Return (%)[b]	5.46	[c]	1.04	7.61	2.89	1.86	5.44
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.98	[d]	.96	.94	.98	1.11	1.10
Ratio of net expenses
to average net assets	.94	[d]	.96	.94	.98	1.10	1.09
Ratio of interest and expense
related to floating rate notes
issued to average net assets	—		—	—	.02	.15	.17
Ratio of net investment income
to average net assets	3.98	[d]	4.01	4.02	4.35	4.21	4.18
Portfolio Turnover Rate	.95	[c]	15.17	12.88	14.21	14.69	5.27
Net Assets, end of period
($ x 1,000)	111,709		110,885	123,363	114,357	105,393	103,737

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
See notes to financial statements.

20

Six Months Ended
October 31, 2011				Year Ended April 30,
Class B Shares	(Unaudited)		2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	14.76		15.19	14.70	14.98	15.35	15.19
Investment Operations:
Investment income—net[a]	.23		.50	.49	.54	.56	.56
Net realized and unrealized
gain (loss) on investments	.50		(.43)	.50	(.21)	(.37)	.18
Total from Investment Operations	.73		.07	.99	.33	.19	.74
Distributions:
Dividends from
investment income—net	(.24)		(.50)	(.50)	(.55)	(.56)	(.56)
Dividends from net realized
gain on investments	—		—	—	(.06)	—	(.02)
Total Distributions	(.24)		(.50)	(.50)	(.61)	(.56)	(.58)
Net asset value, end of period	15.25		14.76	15.19	14.70	14.98	15.35
Total Return (%)[b]	4.98	[c]	.45	6.85	2.41	1.26	4.98
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.68	[d]	1.56	1.57	1.52	1.62	1.61
Ratio of net expenses
to average net assets	1.66	[d]	1.56	1.57	1.52	1.61	1.59
Ratio of interest and expense
related to floating rate notes
issued to average net assets	—		—	—	.02	.15	.17
Ratio of net investment income
to average net assets	3.26	[d]	3.35	3.41	3.83	3.70	3.67
Portfolio Turnover Rate	.95	[c]	15.17	12.88	14.21	14.69	5.27
Net Assets, end of period
($ x 1,000)	99		353	505	1,720	5,046	9,088

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
See notes to financial statements.

The Fund	21

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2011				Year Ended April 30,
Class C Shares	(Unaudited)		2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	14.76		15.19	14.70	14.98	15.35	15.19
Investment Operations:
Investment income—net[a]	.25		.49	.49	.51	.52	.53
Net realized and unrealized
gain (loss) on investments	.49		(.43)	.48	(.21)	(.37)	.18
Total from Investment Operations	.74		.06	.97	.30	.15	.71
Distributions:
Dividends from
investment income—net	(.24)		(.49)	(.48)	(.52)	(.52)	(.53)
Dividends from net realized
gain on investments	—		—	—	(.06)	—	(.02)
Total Distributions	(.24)		(.49)	(.48)	(.58)	(.52)	(.55)
Net asset value, end of period	15.26		14.76	15.19	14.70	14.98	15.35
Total Return (%)[b]	5.05	[c]	.35	6.72	2.18	1.03	4.72
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.74	[d]	1.72	1.71	1.75	1.86	1.85
Ratio of net expenses
to average net assets	1.70	[d]	1.72	1.71	1.75	1.86	1.84
Ratio of interest and expense
related to floating rate notes
issued to average net assets	—		—	—	.02	.15	.17
Ratio of net investment income
to average net assets	3.22	[d]	3.25	3.25	3.57	3.44	3.43
Portfolio Turnover Rate	.95	[c]	15.17	12.88	14.21	14.69	5.27
Net Assets, end of period
($ x 1,000)	7,077		7,012	7,039	6,057	4,867	4,148

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
See notes to financial statements.

22

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus State Municipal Bond Funds (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company and operates as a series company that offers six series including the Dreyfus Minnesota Fund (the “fund”).The fund’s investment objective is to maximize current income exempt from federal income tax and from Minnesota state income tax, without undue risk. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund no longer offers Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares and, effective on or about March 13, 2012, all outstanding Class B shares will automatically convert to Class A shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

24

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board ofTrustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized within Level 2 of the fair value hierarchy.

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	116,934,600	—	116,934,600

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair

26

value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended April 30, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $1,045,813 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2011. If not applied, the carryover expires in fiscal 2018.

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, the 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act. As a result of this ordering rule, capital loss carryovers related to taxable years beginning prior to the effective date of the 2010 Act may be more likely to expire unused.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2011 was as follows: tax exempt income $5,072,934. The tax character of current year distributions will be determined at the end of the current fiscal year.

28

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2011, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

The Manager has agreed, from September 1, 2011 through July 31, 2012, to waive receipt of a portion of the fund’s management fee, in the amount of .10% of the value of the fund’s average daily net assets. The reduction in management fee, pursuant to the undertaking, amounted to $19,872 during the period ended October 31, 2011.

During the period ended October 31, 2011, the Distributor retained $1,011 from commissions earned on sales of the fund’s Class A shares and $3 and $103 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the

The Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

average daily net assets of Class C shares. During the period ended October 31, 2011, Class B and Class C shares were charged $558 and $26,820, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2011, Class A, Class B and Class C shares were charged $140,432, $279 and $8,940, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2011, the fund was charged $22,389 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended October 31, 2011, the fund was charged $1,042 pursuant to the

30

cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $17.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended October 31, 2011, the fund was charged $7,168 pursuant to the custody agreement.

During the period ended October 31, 2011, the fund was charged $2,981 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $55,262, Rule 12b-1 distribution plan fees $4,613, shareholder services plan fees $25,119, custodian fees $3,759, chief compliance officer fees $4,246 and transfer agency per account fees $6,934, which are offset against an expense reimbursement currently in effect in the amount of $10,047.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2011, amounted to $1,116,120 and $5,192,343, respectively.

At October 31, 2011, accumulated net unrealized appreciation on investments was $7,239,265 consisting of $7,485,517 gross unrealized appreciation and $246,252 gross unrealized depreciation.

At October 31, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	31

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on July 26, 2011, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in presentations from representatives of Dreyfus regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and representatives of Dreyfus confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board members also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

32

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended June 30, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of June 30, 2011. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.They also noted that performance generally should be considered over longer periods of time, although it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect disproportionately long term perfor-mance.The Board members discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group medians for all periods, except for the ten-year period when the fund’s performance was above the Performance Group median, and that the fund’s total return performance was above the Performance Universe medians for the various periods, except for the one- and two-year periods when the fund’s performance was below the Performance Universe medians.

The Fund	33

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board also noted that the fund’s yield performance was above the Performance Group medians for seven of the ten one-year periods ended June 30th and above the Performance Universe medians for all of the ten one-year periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Lipper category average .

The Board members also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.They noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was above the Expense Group and Expense Universe medians and the fund’s total expense ratio was above the Expense Group and Expense Universe medians.

A representative of Dreyfus noted that Dreyfus has contractually agreed to waive .10% of the fund’s management fee from August 1, 2011 through July 31, 2012.

Representatives of Dreyfus reviewed with the Board members the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board members considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and

34

the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board members should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. They also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

The Fund	35

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s overall performance, in light of the considerations described above, but determined to closely monitor relative performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board members and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board members’ conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board members determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

36

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
16	Statement of Assets and Liabilities
17	Statement of Operations
18	Statement of Changes in Net Assets
20	Financial Highlights
23	Notes to Financial Statements
32	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus State
Municipal Bond Funds,
Dreyfus Ohio Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Ohio Fund, a series of Dreyfus State Municipal Bond Funds, covering the six-month period from May 1, 2011, through October 31, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Investors were encouraged by expectations of a more robust economic recovery into the first quarter of 2011, but sentiment subsequently deteriorated due to disappointing economic data, rising commodity prices, an escalating sovereign debt crisis in Europe and a contentious debate regarding taxes, spending and borrowing in the United States. Market volatility was particularly severe during August and September after a major credit rating agency downgraded U.S. long-term debt. While most fixed-income securities proved volatile in this tumultuous environment, municipal bonds held up relatively well due to robust demand for a limited supply of newly issued securities.

The economic outlook currently remains clouded by market turbulence and political infighting, but we believe that a continued subpar global expansion is more likely than a return to recession. In addition, municipal bonds remain attractively valued despite recent issuer events, as fundamental measures of quality, including liquidity and revenue stabilization, support a stable outlook for the broad municipal market in general.With tax season considerations in mind, we encourage you, as always, to speak with your financial advisor in order to help evaluate the tax-efficiency of your portfolio.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
November 15, 2011

2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2011, through October 31, 2011, as provided by David Belton, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended October 31, 2011, the Class A, Class B and Class C shares of Dreyfus Ohio Fund, a series of Dreyfus State Municipal Bond Funds, produced total returns of 5.95%, 5.64% and 5.55%, respectively.1 In comparison, the Barclays Capital Municipal Bond Index, the fund’s benchmark index, which is composed of bonds issued nationally and not solely within Ohio, achieved a total return of 5.56% for the same period.2

Despite intensifying economic uncertainty during the reporting period, municipal bonds fared relatively well as a reduced supply of newly issued securities was met by robust investor demand.The fund produced higher returns than its benchmark, mainly due to positive contributions from revenue bonds.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax and Ohio state income tax without undue risk.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and from Ohio state income tax.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

In managing the fund, we focus on identifying undervalued sectors and securities and we minimize the use of interest rate forecasting. In addition, we select municipal bonds by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. We actively trade among various sectors, such as health care, water and sewer and municipal electric or dedicated tax-secured, based on our appraisal of relative values.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Municipal Bonds Held Up Relatively Well Amid Uncertainty

In the wake of a period of economic optimism, investor confidence generally was shaken in the spring of 2011 when Greece appeared headed for default on its sovereign debt, U.S. economic data disappointed and a contentious political debate regarding U.S. government spending and borrowing intensified. Consequently, investors shifted their focus from relatively speculative asset classes to traditionally defensive investments, producing bouts of heightened volatility in many markets. Turbulence among stocks and lower-rated bonds was particularly severe in August and September, after a major credit-rating agency downgraded its assessment of long-term U.S. debt securities. In contrast, securities that had been hard-hit in late summer rebounded to a significant degree in October as certain macroeconomic concerns eased.

Municipal bonds held up relatively well despite these developments due to positive supply-and-demand forces. New issuance volumes fell sharply in 2011 after a flood of new issuance prior in late 2010 when issuers sought to lock in federal subsidies provided by the expiring Build America Bonds program. Political pressure to reduce spending also led to fewer capital projects requiring financing during the reporting period. Yet, demand for municipal bonds remained robust from investors seeking competitive levels of tax-exempt income.

Although Ohio has struggled with fiscal pressures more than many other states, it demonstrated some progress in its recovery from recession during the reporting period.Tax revenues have increased, and the state cut spending to pass a balanced budget for its current fiscal year.

Revenue Bonds Supported Relative Performance

The fund’s relative performance was bolstered by bonds backed by revenues from essential-services facilities, particularly those backed by hospitals and public power utilities. Such securities generally have been less sensitive to economic concerns than their general obligation counterparts. The fund received especially strong results during the reporting period from an overweighted position in revenue bonds backed by hospitals. Conversely, underweighted exposure to general obligation bonds cushioned the impact of one of the municipal bond market’s weaker areas.The fund’s relatively long average duration also proved beneficial, boosting participation in the market rally when longer-term interest rates declined.

4

Disappointments during the reporting period included holdings of escrowed bonds, which generated relatively anemic returns. Modestly underweighted exposure to municipal bonds with long-term maturities also undermined relative performance during the market rally.

Maintaining a Cautious Investment Posture

Ongoing economic uncertainty has convinced us to maintain a relatively cautious investment posture, including a bias toward higher-quality securities with strong liquidity characteristics. We also have attempted to reduce the fund’s exposure to bonds with early redemption provisions that can be exercised over the next several years, as such securities tend to exhibit heightened price volatility when interest rates change. Instead, we have identified attractive values among call-protected revenue bonds. In our view, revenue-supported bonds are likely to be the focus of demand from individual investors seeking tax-advantaged income and muted volatility as they grow more concerned about persistently low interest rates and potential tax increases in a slow-growth economy.

November 15, 2011

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Each share class is subject to a different sales charge and distribution expense structure and will achieve different returns. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Ohio residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Ohio Fund from May 1, 2011 to October 31, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2011
	Class A	Class B	Class C
Expenses paid per $1,000†	$4.97	$8.53	$8.89
Ending value (after expenses)	$1,059.50	$1,056.40	$1,055.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2011
	Class A	Class B	Class C
Expenses paid per $1,000†	$4.88	$8.36	$8.72
Ending value (after expenses)	$1,020.31	$1,016.84	$1,016.49

† Expenses are equal to the fund’s annualized expense ratio of .96% for Class A, 1.65% for Class B, and 1.72% for Class C; multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
October 31, 2011 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—98.5%	Rate (%)	Date	Amount ($)		Value ($)
Ohio—82.8%
Akron,
GO	6.00	12/1/12	690,000		710,672
Akron,
GO (Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.50	12/1/11	460,000	[a]	462,038
Allen County,
Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.25	9/1/27	2,500,000		2,568,275
Blue Ash,
Tax Increment Financing Revenue
(Duke Realty Ohio Project)	5.00	12/1/16	710,000		721,587
Blue Ash,
Tax Increment Financing Revenue
(Duke Realty Ohio Project)	5.00	12/1/21	730,000		749,630
Blue Ash,
Tax Increment Financing Revenue
(Duke Realty Ohio Project)	5.00	12/1/25	500,000		489,835
Blue Ash,
Tax Increment Financing Revenue
(Duke Realty Ohio Project)	5.00	12/1/30	400,000		367,012
Blue Ash,
Tax Increment Financing Revenue
(Duke Realty Ohio Project)	5.00	12/1/35	1,000,000		875,140
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	5.13	6/1/24	2,475,000		1,907,012
Butler County,
Hospital Facilities Revenue
(Kettering Health Network
Obligated Group Project)	6.38	4/1/36	2,000,000		2,141,600
Butler County,
Hospital Facilities Revenue
(UC Health)	5.50	11/1/40	2,000,000		1,917,620
Cincinnati,
EDR (Baldwin 300 Project)	5.00	11/1/28	2,565,000		2,706,639
Cincinnati,
Water System Revenue	5.00	12/1/23	2,275,000		2,683,726

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Ohio (continued)
Cincinnati State Technical and
Community College, General
Receipts Bonds (Insured; AMBAC)	5.25	10/1/22	2,375,000		2,432,166
Cleveland,
Waterworks Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	1/1/21	8,000,000		9,581,520
Cleveland-Cuyahoga County Port
Authority, Cultural Facility
Revenue (The Cleveland Museum
of Art Project)	5.00	10/1/22	2,500,000		2,825,500
Cleveland-Cuyahoga County Port
Authority, Senior Special
Assessment/Tax Increment
Revenue (University Heights—
Public Parking Garage Project)	7.00	12/1/18	1,870,000		1,908,784
Cleveland-Cuyahoga County Port
Authority, Senior Special
Assessment/Tax Increment
Revenue (University Heights—
Public Parking Garage Project)	7.35	12/1/31	3,655,000		3,669,912
Cuyahoga Community College
District, General Receipts Bonds	5.00	8/1/25	2,500,000		2,750,575
Fairfield City School District,
GO School Improvement Bonds
(Insured; National Public
Finance Guarantee Corp.)	5.38	12/1/20	1,400,000		1,405,502
Franklin County,
Hospital Facilities Revenue
(OhioHealth Corporation)	5.00	11/15/20	700,000		796,978
Franklin County,
Hospital Improvement Revenue
(Nationwide Children’s
Hospital Project)	5.00	11/1/34	3,850,000		3,907,057
Hamilton County,
Sales Tax Revenue (Insured;
AMBAC)	0.00	12/1/27	17,940,000	[b]	7,826,146
Hancock County,
Hospital Facilities Revenue
(Blanchard Valley Regional
Health Center)	5.00	12/1/21	1,500,000		1,598,325

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Ohio (continued)
Hilliard City School District,
GO School Improvement Bonds
(Insured; National Public
Finance Guarantee Corp.)	0.00	12/1/13	1,655,000	[b]	1,622,132
Hilliard City School District,
GO School Improvement Bonds
(Insured; National Public
Finance Guarantee Corp.)	0.00	12/1/14	1,655,000	[b]	1,590,571
Kent State University,
General Receipts Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.00	5/1/25	2,000,000		2,173,300
Lebanon City School District,
GO (School Facilities
Construction and
Improvement) (Insured;
Assured Guaranty Municipal
Corp.) (Prerefunded)	5.50	12/1/11	4,050,000	[a]	4,067,942
Lucas County,
HR (ProMedica Healthcare
Obligated Group)	5.75	11/15/31	1,200,000		1,293,420
Mason City School District,
GO Unlimited Tax Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.25	12/1/31	5,000,000		6,184,450
Massillon City School District,
GO (Various Purpose
Improvement) (Insured;
National Public Finance
Guarantee Corp.) (Prerefunded)	5.00	12/1/12	1,150,000	[a]	1,208,420
Montgomery County,
Revenue (Miami Valley Hospital)	6.25	11/15/33	2,500,000		2,630,525
Ohio,
HR (Cleveland Clinic Health
System Obligated Group)	5.00	1/1/25	1,210,000		1,294,833
Ohio Higher Educational Facility
Commission, Higher
Educational Facility Revenue
(Xavier University
Project) (Insured;
FGIC) (Prerefunded)	5.00	5/1/13	2,000,000	[a]	2,138,460

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Ohio (continued)
Ohio Higher Educational Facility
Commission, HR (Cleveland
Clinic Health System
Obligated Group)	5.50	1/1/43	3,000,000		3,108,300
Ohio State University,
General Receipts Bonds	5.25	6/1/23	525,000		555,812
Ohio State University,
General Receipts Bonds	5.00	12/1/23	1,000,000		1,164,020
Ohio State University,
General Receipts Bonds
(Prerefunded)	5.25	6/1/13	2,100,000	[a]	2,261,553
Ohio Water Development Authority,
Water Pollution Control Loan
Fund Revenue
(Water Quality Series)	5.00	12/1/18	3,710,000		4,422,691
Ohio Water Development Authority,
Water Pollution Control Loan
Fund Revenue
(Water Quality Series)	5.00	12/1/23	2,000,000		2,296,160
Port of Greater Cincinnati
Development Authority, Special
Obligation Development Revenue
(Cooperative Public Parking
and Infrastructure Project)	6.30	2/15/24	2,215,000	[c]	1,495,369
Port of Greater Cincinnati
Development Authority, Special
Obligation Development Revenue
(Cooperative Public Parking
and Infrastructure Project)	6.40	2/15/34	2,500,000	[c]	1,490,200
Port of Greater Cincinnati
Development Authority, Tax
Increment Development Revenue
(Fairfax Village Red Bank
Infrastructure Project)	5.50	2/1/25	2,085,000	[d]	1,726,088
Richland County,
GO Correctional Facilities
Bonds (Insured; Assured
Guaranty Municipal Corp.)	6.00	12/1/28	400,000		450,616
Strongsville,
GO Library Improvement Bonds
(Insured; National Public
Finance Guarantee Corp.)	5.50	12/1/20	1,700,000		1,706,919

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Ohio (continued)
Summit County Port Authority,
Development Revenue (Bond Fund
Program-Twinsburg
Township Project)	5.13	5/15/25	385,000		343,382
Summit County Port Authority,
Revenue (Civic Theatre
Project) (Insured; AMBAC)	5.50	12/1/26	1,000,000		904,980
Toledo-Lucas County Port
Authority, Development Revenue
(Northwest Ohio Bond Fund—
Midwest Terminals Project)	6.00	11/15/27	1,645,000		1,536,627
Toledo-Lucas County Port
Authority, Development Revenue
(Northwest Ohio Bond Fund—
Toledo Express Airport Project)	6.38	11/15/32	2,425,000		2,389,595
University of Akron,
General Receipts Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/29	1,000,000		1,057,250
University of Cincinnati,
General Receipts Bonds
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.00	6/1/12	3,040,000	[a]	3,124,755
University of Toledo,
General Receipts Bonds	5.00	6/1/24	1,665,000		1,788,993
Warren,
Waterworks Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	11/1/15	1,450,000		1,525,835
U.S. Related—15.7%
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	12,500,000	[b]	576,125
Government of Guam,
GO	6.75	11/15/29	500,000		516,740
Guam Power Authority,
Revenue	5.50	10/1/30	1,000,000		989,640
Guam Waterworks Authority,
Water and Wastewater
System Revenue	5.88	7/1/35	900,000		893,664

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Related (continued)
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/17	1,000,000	1,071,580
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	2,500,000	2,555,025
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/15	1,000,000	1,104,490
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/23	1,000,000	1,018,410
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.50	7/1/31	3,370,000	3,647,654
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	1,000,000	1,024,000
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/39	2,000,000	2,178,620
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	1,750,000	1,891,470
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Gross Receipts Taxes
Loan Note)	6.38	10/1/19	2,800,000	2,805,264

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Related (continued)
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan Note)	5.00	10/1/25	1,500,000	1,524,210
Total Long-Term Municipal Investments
(cost $133,689,850)				136,353,341

Short-Term Municipal
Investment—1.7%
Ohio;
Allen County,
Hospital Facilities Revenue
(Catholic Healthcare Partners)
(LOC; JPMorgan Chase Bank)
(cost $2,300,000)	0.14	11/1/11	2,300,000 [e]	2,300,000

Total Investments (cost $135,989,850)			100.2%	138,653,341
Liabilities, Less Cash and Receivables			(.2%)	(212,720)
Net Assets			100.0%	138,440,621

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.
c Non-income producing—security in default.
d Security exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At October 31, 2011, this security was valued at $1,726,088 or 1.2% of net assets.
e Variable rate demand note—rate shown is the interest rate in effect at October 31, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate Receipt Notes
Assurance Corporation
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National	GO	General Obligation
Mortgage Association
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

14

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	17.7
AA		Aa		AA	34.8
A		A		A	16.7
BBB		Baa		BBB	11.4
BB		Ba		BB	2.0
B		B		B	.4
F1		MIG1/P1		SP1/A1	1.7
Not Rated[f]		Not Rated[f]		Not Rated[f]	15.3
					100.0

†	Based on total investments.
f	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Fund	15

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2011 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments		135,989,850	138,653,341
Cash			641,980
Interest receivable			2,199,885
Receivable for shares of Beneficial Interest subscribed			4,406
Prepaid expenses			11,214
Other assets			248,816
			141,759,642
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			117,046
Payable for investment securities purchased			3,071,458
Payable for shares of Beneficial Interest redeemed			88,746
Accrued expenses			41,771
			3,319,021
Net Assets ($)			138,440,621
Composition of Net Assets ($):
Paid-in capital			139,909,791
Accumulated undistributed investment income—net			13,382
Accumulated net realized gain (loss) on investments			(4,146,043)
Accumulated net unrealized appreciation
(depreciation) on investments			2,663,491
Net Assets ($)			138,440,621

Net Asset Value Per Share
	Class A	Class B	Class C
Net Assets ($)	131,747,288	269,426	6,423,907
Shares Outstanding	10,985,513	22,472	534,719
Net Asset Value Per Share ($)	11.99	11.99	12.01
See notes to financial statements.

16

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2011 (Unaudited)

Investment Income ($):
Interest Income	3,416,362
Expenses:
Management fee—Note 3(a)	385,019
Shareholder servicing costs—Note 3(c)	214,773
Professional fees	26,239
Distribution fees—Note 3(b)	24,347
Registration fees	11,854
Custodian fees—Note 3(c)	7,546
Prospectus and shareholders’ reports	6,818
Loan commitment fees—Note 2	1,565
Trustees’ fees and expenses—Note 3(d)	473
Miscellaneous	16,276
Total Expenses	694,910
Less—reduction in fees due to earnings credits—Note 3(c)	(27)
Net Expenses	694,883
Investment Income—Net	2,721,479
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(228,905)
Net unrealized appreciation (depreciation) on investments	5,618,834
Net Realized and Unrealized Gain (Loss) on Investments	5,389,929
Net Increase in Net Assets Resulting from Operations	8,111,408

See notes to financial statements.

The Fund	17

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2011	Year Ended
	(Unaudited)	April 30, 2011
Operations ($):
Investment income—net	2,721,479	6,336,225
Net realized gain (loss) on investments	(228,905)	1,505,777
Net unrealized appreciation
(depreciation) on investments	5,618,834	(7,553,992)
Net Increase (Decrease) in Net Assets
Resulting from Operations	8,111,408	288,010
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(2,604,449)	(6,051,110)
Class B Shares	(4,499)	(18,188)
Class C Shares	(99,149)	(237,028)
Total Dividends	(2,708,097)	(6,306,326)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	566,540	3,125,217
Class B Shares	356	1,354
Class C Shares	330,921	412,950
Dividends reinvested:
Class A Shares	2,052,442	4,751,657
Class B Shares	3,793	15,486
Class C Shares	84,479	193,976
Cost of shares redeemed:
Class A Shares	(7,922,635)	(20,279,883)
Class B Shares	(60,116)	(355,671)
Class C Shares	(242,988)	(1,845,421)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(5,187,208)	(13,980,335)
Total Increase (Decrease) in Net Assets	216,103	(19,998,651)
Net Assets ($):
Beginning of Period	138,224,518	158,223,169
End of Period	138,440,621	138,224,518
Undistributed investment income—net	13,382	—

18

	Six Months Ended
	October 31, 2011	Year Ended
	(Unaudited)	April 30, 2011
Capital Share Transactions:
Class Aa
Shares sold	47,525	262,963
Shares issued for dividends reinvested	172,750	402,314
Shares redeemed	(667,505)	(1,739,032)
Net Increase (Decrease) in Shares Outstanding	(447,230)	(1,073,755)
Class Ba
Shares sold	30	113
Shares issued for dividends reinvested	320	1,307
Shares redeemed	(5,098)	(30,287)
Net Increase (Decrease) in Shares Outstanding	(4,748)	(28,867)
Class C
Shares sold	27,713	34,351
Shares issued for dividends reinvested	7,097	16,386
Shares redeemed	(20,449)	(158,291)
Net Increase (Decrease) in Shares Outstanding	14,361	(107,554)

a	During the period ended October 31, 2011, 1,012 Class B shares representing $12,102 were automatically converted to 1,012 Class A shares and during the period ended April 30, 2011, 4,334 Class B shares representing
$50,966 were automatically converted to 4,332 Class A shares.
See notes to financial statements.

The Fund	19

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2011				Year Ended April 30,
Class A Shares	(Unaudited)		2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	11.54		11.99	11.53	12.20	12.63	12.50
Investment Operations:
Investment income—net[a]	.23		.50	.53	.54	.52	.51
Net realized and unrealized
gain (loss) on investments	.45		(.45)	.46	(.67)	(.43)	.13
Total from Investment Operations	.68		.05	.99	(.13)	.09	.64
Distributions:
Dividends from
investment income—net	(.23)		(.50)	(.53)	(.54)	(.52)	(.51)
Net asset value, end of period	11.99		11.54	11.99	11.53	12.20	12.63
Total Return (%)[b]	5.95	[c]	.38	8.71	(1.00)	.74	5.22
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.96	[d]	.96	.97	1.06	1.07	1.05
Ratio of net expenses
to average net assets	.96	[d]	.96	.97	1.06	1.06	1.03
Ratio of interest and expense
related to floating rate notes
issued to average net assets	—		.02	.04	.11	.14	.14
Ratio of net investment income
to average net assets	3.92	[d]	4.24	4.47	4.64	4.19	4.07
Portfolio Turnover Rate	6.30	[c]	15.63	15.70	7.73	12.00	31.65
Net Assets, end of period
($ x 1,000)	131,747		131,897	150,006	150,007	167,683	183,157

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
See notes to financial statements.

20

Six Months Ended
October 31, 2011				Year Ended April 30,
Class B Shares	(Unaudited)		2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	11.53		11.99	11.53	12.21	12.63	12.50
Investment Operations:
Investment income—net[a]	.19		.42	.44	.45	.45	.44
Net realized and unrealized
gain (loss) on investments	.46		(.46)	.47	(.66)	(.42)	.14
Total from Investment Operations	.65		(.04)	.91	(.21)	.03	.58
Distributions:
Dividends from
investment income—net	(.19)		(.42)	(.45)	(.47)	(.45)	(.45)
Net asset value, end of period	11.99		11.53	11.99	11.53	12.21	12.63
Total Return (%)[b]	5.64	[c]	(.37)	8.02	(1.66)	.28	4.68
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.65	[d]	1.60	1.56	1.62	1.61	1.57
Ratio of net expenses
to average net assets	1.65	[d]	1.60	1.56	1.62	1.60	1.55
Ratio of interest and expense
related to floating rate notes
issued to average net assets	—		.02	.04	.11	.14	.14
Ratio of net investment income
to average net assets	3.19	[d]	3.56	3.86	4.00	3.64	3.55
Portfolio Turnover Rate	6.30	[c]	15.63	15.70	7.73	12.00	31.65
Net Assets, end of period
($ x 1,000)	269		314	673	1,954	6,375	14,720

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
See notes to financial statements.

The Fund	21

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2011				Year Ended April 30,
Class C Shares	(Unaudited)		2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	11.56		12.02	11.55	12.23	12.65	12.52
Investment Operations:
Investment income—net[a]	.19		.41	.44	.45	.43	.42
Net realized and unrealized
gain (loss) on investments	.45		(.46)	.47	(.68)	(.42)	.13
Total from Investment Operations	.64		(.05)	.91	(.23)	.01	.55
Distributions:
Dividends from
investment income—net	(.19)		(.41)	(.44)	(.45)	(.43)	(.42)
Net asset value, end of period	12.01		11.56	12.02	11.55	12.23	12.65
Total Return (%)[b]	5.55	[c]	(.44)	7.97	(1.82)	.07	4.42
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.72	[d]	1.72	1.73	1.82	1.83	1.81
Ratio of net expenses
to average net assets	1.72	[d]	1.72	1.73	1.81	1.83	1.79
Ratio of interest and expense
related to floating rate notes
issued to average net assets	—		.02	.04	.11	.14	.14
Ratio of net investment income
to average net assets	3.16	[d]	3.48	3.71	3.88	3.43	3.31
Portfolio Turnover Rate	6.30	[c]	15.63	15.70	7.73	12.00	31.65
Net Assets, end of period
($ x 1,000)	6,424		6,014	7,545	7,044	7,805	9,053

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
See notes to financial statements.

22

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus State Municipal Bond Funds (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company and operates as a series company currently offering six series, including the Dreyfus Ohio Fund (the “fund”).The fund’s investment objective is to maximize current income exempt from federal income tax and from Ohio state income tax, without undue risk.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund no longer offers Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares and, effective on or about March 13, 2012, all outstanding Class B shares will automatically convert to Class A shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

24

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board ofTrustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized within Level 2 of the fair value hierarchy.

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	138,653,341	—	138,653,341

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value

26

measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value mea-surements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carry-

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

overs, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended April 30, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $3,970,991 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2011. If not applied, $306,171 of the carryover expires in fiscal 2013, $91,735 expires in fiscal 2016, $197,779 expires in fiscal 2017 and $3,375,306 expires in fiscal 2018.

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, the 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act. As a result of this ordering rule, capital loss carryovers related to taxable years beginning prior to the effective date of the 2010 Act may be more likely to expire unused.

28

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2011 was as follows: tax exempt income $6,296,704 and ordinary income $9,622.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2011, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended October 31, 2011, the Distributor retained $1,231 from commissions earned on sales of the fund’s Class A shares and $98 from CDSCs on redemptions of the fund’s Class B shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2011, Class B and Class C shares were charged $709 and $23,638, respectively, pursuant to the Plan.

The Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2011, Class A, Class B and Class C shares were charged $166,775, $355 and $7,879, respectively, pursuant to the Shareholder Services Plan.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2011, the fund was charged $31,450 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended October 31, 2011, the fund was charged $1,670 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $27.

30

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended October 31, 2011, the fund was charged $7,546 pursuant to the custody agreement.

During the period ended October 31, 2011, the fund was charged $2,981 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $64,429, Rule 12b-1 distribution plan fees $4,179, shareholder services plan fees $29,286, custodian fees $4,069, chief compliance officer fees $4,246 and transfer agent per account fees $10,837.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2011, amounted to $8,551,554 and $13,461,727, respectively.

At October 31, 2011, accumulated net unrealized appreciation on investments was $2,663,491, consisting of $6,341,812 gross unrealized appreciation and $3,678,321 gross unrealized depreciation.

At October 31, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	31

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on July 26, 2011, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in presentations from representatives of Dreyfus regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and representatives of Dreyfus confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board members also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

32

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board members reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended June 30, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of June 30, 2011. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board members discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group and Performance Universe medians for the various periods, except for the one- and two-year periods when the fund’s performance was above the Performance Group and Performance Universe medians.

The Board also noted that the fund’s yield performance was at or above the Performance Group medians for nine of the ten one-year periods ended June 30th, and that the fund’s yield performance was above the Performance Universe medians for all of the ten one-year periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Lipper category average and the Board members noted that the fund outperformed its Lipper category

The Fund	33

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

average in six of the past ten calendar years.The Board members discussed with Dreyfus representatives the reasons for the underperfor-mance of the fund’s total return compared to the Performance Group and Performance Universe medians for the applicable periods and Dreyfus’ efforts to improve performance. The Board members also received a presentation from the fund’s primary portfolio manager during which he discussed the fund’s investment strategy and the factors that affected fund performance.

The Board members also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.They noted that the fund’s contractual management fee was at the Expense Group median, that the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Representatives of Dreyfus reviewed with the Board members the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board members considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and

34

the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board members should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. They also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

The Fund	35

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s overall performance in light of the considerations described above.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board members and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board members’ conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board members determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

36

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
19	Statement of Assets and Liabilities
20	Statement of Operations
21	Statement of Changes in Net Assets
23	Financial Highlights
27	Notes to Financial Statements
36	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus State
Municipal Bond Funds,
Dreyfus Pennsylvania Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Pennsylvania Fund, a series of Dreyfus State Municipal Bond Funds, covering the six-month period from May 1, 2011, through October 31, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Investors were encouraged by expectations of a more robust economic recovery into the first quarter of 2011, but sentiment subsequently deteriorated due to disappointing economic data, rising commodity prices, an escalating sovereign debt crisis in Europe and a contentious debate regarding taxes, spending and borrowing in the United States. Market volatility was particularly severe during August and September after a major credit rating agency downgraded U.S. long-term debt. While most fixed-income securities proved volatile in this tumultuous environment, municipal bonds held up relatively well due to robust demand for a limited supply of newly issued securities.

The economic outlook currently remains clouded by market turbulence and political infighting, but we believe that a continued subpar global expansion is more likely than a return to recession. In addition, municipal bonds remain attractively valued despite recent issuer events, as fundamental measures of quality, including liquidity and revenue stabilization, support a stable outlook for the broad municipal market in general.With tax season considerations in mind, we encourage you, as always, to speak with your financial advisor in order to help evaluate the tax-efficiency of your portfolio.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
November 15, 2011

2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2011, through October 31, 2011, as provided by Steven Harvey and James Welch, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended October 31, 2011, the Class A, Class B, Class C and Class Z shares of Dreyfus Pennsylvania Fund, a series of Dreyfus State Municipal Bond Funds, produced total returns of 5.46%, 4.98%, 5.00% and 5.51%, respectively.1 In comparison, the Barclays Capital Municipal Bond Index, the fund’s benchmark index, which is composed of bonds issued nationally and not solely within Pennsylvania, achieved a total return of 5.56% for the same period.2

Despite intensifying economic uncertainty during the reporting period, municipal bonds fared relatively well as a reduced supply of newly issued securities was met by robust investor demand.The fund’s returns were slightly lower than the benchmark, as positive contributions from income-oriented revenue bonds were balanced by unfortunate timing in our efforts to reduce the fund’s interest-rate sensitivity and enhance its overall credit quality.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax and Pennsylvania state income tax without undue risk.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and Pennsylvania state personal income tax. The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

In managing the fund, we focus on identifying undervalued sectors and securities, and we minimize the use of interest rate forecasting.We select municipal bonds by using fundamental credit analysis to estimate the relative value of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market.Additionally, we trade among various sectors, such as pre-refunded, general obligation and

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

revenue sectors, based on their apparent relative values.The fund generally will invest simultaneously in several of these sectors.

Municipal Bonds Held Up Relatively Well Amid Uncertainty

In the wake of a period of economic optimism and rallying financial markets, investor confidence generally was shaken in the spring of 2011 when Greece appeared headed for default on its sovereign debt, U.S. economic data disappointed and a contentious political debate regarding U.S. government spending and borrowing intensified. Consequently, investors shifted their focus from relatively speculative asset classes to traditionally defensive investments, producing bouts of heightened volatility in many markets. Turbulence among stocks and lower-rated bonds was particularly severe in August and September, after a major credit-rating agency downgraded its assessment of long-term U.S. debt securities. In contrast, securities that had been hard-hit in late summer rebounded to a significant degree in October as certain macroeconomic concerns eased.

Municipal bonds held up relatively well amid these developments due to positive supply-and-demand forces. New issuance volumes fell sharply in 2011 after a flood of new issuance in late 2010 when issuers sought to lock in federal subsidies provided by the expiring Build America Bonds program. Political pressure to reduce spending and borrowing also led to fewer capital projects requiring financing during the reporting period. Yet, demand for municipal bonds remained robust from investors seeking competitive levels of tax-exempt income.

Like other states, Pennsylvania demonstrated progress in its recovery from recession during the reporting period. Tax revenues have increased, and the state cut spending in some areas to pass a balanced budget for its current fiscal year.

Revenue Bonds Supported Relative Performance

The fund’s results compared to its benchmark were bolstered by income-oriented bonds backed by revenues from essential-services facilities, such as waterworks and sewer projects. Such securities generally have been less sensitive to economic concerns than their general obligation counterparts. The fund received especially strong results

4

during the reporting period from an overweighted position in revenue bonds backed by hospitals.

We continued our efforts to upgrade the fund’s overall credit quality and reduce its sensitivity to interest-rate volatility during the reporting period, selling lower-rated and longer-dated credits that had reached richer valuations and replacing them with shorter-maturity essential services revenue bonds. However, this shift proved ill timed, as bonds with longer maturities rallied strongly when interest rates fell late in the reporting period.

Adjusting to a Slower-Growth Environment

Ongoing market turbulence and general economic uncertainty convinced us to maintain a relatively cautious investment posture, including a bias toward higher-quality securities with strong liquidity characteristics.We have identified particularly attractive values among lower yielding revenue bonds. In our view, municipal bonds with relatively defensive characteristics are likely to be the focus of demand from individual investors seeking tax-advantaged income and muted volatility as they grow more concerned about persistently low interest rates and potential tax increases in a slow-growth economy.

November 15, 2011

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Class Z is not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-
Pennsylvania residents, and some income may be subject to the federal alternative minimum tax
(AMT) for certain investors. Capital gains, if any, are taxable.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund from May 1, 2011 to October 31, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2011
	Class A	Class B	Class C	Class Z
Expenses paid per $1,000†	$4.96	$9.48	$8.76	$3.82
Ending value (after expenses)	$1,054.60	$1,049.80	$1,050.00	$1,055.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2011
	Class A	Class B	Class C	Class Z
Expenses paid per $1,000†	$4.88	$9.32	$8.62	$3.76
Ending value (after expenses)	$1,020.31	$1,015.89	$1,016.59	$1,021.42

† Expenses are equal to the fund’s annualized expense ration of .96% for Class A, 1.84% for Class B, 1.70% for Class C and .74% for Class Z, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
October 31, 2011 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—98.2%	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania—86.5%
Adams County Industrial
Development Authority, Revenue
(Gettysburg College)	5.00	8/15/25	1,000,000		1,079,970
Adams County Industrial
Development Authority, Revenue
(Gettysburg College)	5.00	8/15/26	1,000,000		1,072,280
Allegheny County Airport
Authority, Airport Revenue
(Pittsburgh International
Airport) (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/17	1,000,000		1,072,000
Allegheny County Hospital
Development Authority, HR
(South Hills Health System)	5.13	5/1/29	1,100,000		993,828
Allegheny County Port Authority,
Special Transportation Revenue	5.25	3/1/22	1,305,000		1,483,211
Allegheny County Sanitary
Authority, Sewer Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/19	1,500,000		1,707,765
Bethel Park School District,
GO	5.00	8/1/29	2,000,000		2,251,840
Butler County Industrial
Development Authority, Health
Care Facilities Revenue (Saint
John Lutheran Care Center
Project) (Collateralized; GNMA)	5.80	4/20/29	5,310,000		5,415,722
Butler County Industrial
Development Authority, MFHR
(Greenview Gardens Apartments)	6.00	7/1/23	475,000		474,952
Butler County Industrial
Development Authority, MFHR
(Greenview Gardens Apartments)	6.25	7/1/33	880,000		843,682
Centre County Hospital Authority,
HR (Mount Nittany Medical
Center Project) (Insured; Assured
Guaranty Municipal Corp.)	6.13	11/15/39	2,000,000		2,070,980
Charleroi Area School Authority,
School Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.00	10/1/20	2,000,000	[a]	1,411,340

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania (continued)
Chester County Industrial
Development Authority,
Revenue (Avon Grove
Charter School Project)	6.38	12/15/37	1,600,000	1,425,696
Chester County School Authority,
School LR (Chester County
Intermediate Unit Project)
(Insured; AMBAC)	5.00	4/1/25	2,195,000	2,287,102
Cumberland County Municipal
Authority, Revenue
(Presbyterian Homes
Obligated Group Project)	5.35	1/1/20	515,000	519,681
Cumberland County Municipal
Authority, Revenue
(Presbyterian Homes
Obligated Group Project)	5.45	1/1/21	885,000	892,638
Dauphin County General
Authority, Office and
Parking Revenue (Riverfront
Office Center Project)	6.00	1/1/25	2,910,000	2,335,799
Delaware County Industrial
Development Authority, Water
Facilities Revenue (Aqua
Pennsylvania, Inc. Project)
(Insured; National Public
Finance Guarantee Corp.)	5.00	11/1/37	3,165,000	3,203,296
Delaware River Port Authority,
Revenue	5.00	1/1/30	1,500,000	1,576,335
Delaware River Port Authority,
Revenue	5.00	1/1/35	1,500,000	1,559,535
Donegal School District,
GO (Limited Tax Obligations)	5.00	6/1/23	2,080,000	2,323,734
Erie Higher Education Building
Authority, College Revenue
(Mercyhurst College Project)	5.35	3/15/28	1,000,000	1,030,930
Harrisburg Authority,
University Revenue (The
Harrisburg University of Science
and Technology Project)	6.00	9/1/36	1,000,000	886,110

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania (continued)
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	11/1/16	1,000,000	[a]	755,530
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	5/1/18	2,750,000	[a]	1,805,512
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	11/1/18	2,750,000	[a]	1,743,527
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	11/1/19	2,750,000	[a]	1,625,690
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	5/1/20	2,750,000	[a]	1,567,335
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	11/1/20	2,500,000	[a]	1,371,900
McKeesport Area School District,
GO (Insured; AMBAC)	0.00	10/1/21	2,915,000	[a]	2,182,023
McKeesport Municipal Authority,
Sewer Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	12/15/20	1,230,000		1,393,615
Monroe County Hospital Authority,
HR (Pocono Medical Center)
(Insured; Radian)	5.50	1/1/12	385,000		386,871
Monroe County Hospital Authority,
HR (Pocono Medical Center)
(Insured; Radian)	5.50	1/1/22	1,455,000		1,458,259
Monroeville Municipal Authority,
Sanitary Sewer Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	12/1/15	1,035,000		1,061,506

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania (continued)
Monroeville Municipal Authority,
Sanitary Sewer Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	12/1/16	50,000		51,130
Neshaminy School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	4/15/16	1,250,000		1,355,363
Norristown,
GO (Insured; Radian)	0.00	12/15/11	1,465,000	[a]	1,462,700
Norristown,
GO (Insured; Radian)	0.00	12/15/13	735,000	[a]	698,243
North Allegheny School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.05	11/1/21	1,455,000		1,455,000
Northampton County Industrial
Development Authority,
Mortgage Revenue (Moravian
Hall Square Project)
(Insured; Radian)	5.00	7/1/17	1,890,000		1,842,580
Pennsylvania,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.38	7/1/18	1,525,000		1,859,051
Pennsylvania Economic Development
Financing Authority, Sewage
Sludge Disposal Revenue
(Philadelphia Biosolids
Facility Project)	6.25	1/1/32	1,000,000		1,052,080
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; National
Public Finance Guarantee Corp.)	5.25	12/1/13	1,105,000		1,107,995
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; National
Public Finance Guarantee Corp.)	0.00	12/1/22	1,200,000	[a]	705,684
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; National
Public Finance Guarantee Corp.)	0.00	12/1/23	3,790,000	[a]	2,087,039

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania (continued)
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; National
Public Finance Guarantee Corp.)	0.00	12/1/24	3,790,000	[a]	1,953,556
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; National
Public Finance Guarantee Corp.)	0.00	12/1/25	3,790,000	[a]	1,833,526
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Carnegie Mellon University)	5.00	8/1/21	3,000,000		3,428,730
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Edinboro University
Foundation Student
Housing Project at Edinboro
University of Pennsylvania)	5.88	7/1/38	2,000,000		1,982,520
Pennsylvania Higher Educational
Facilities Authority, Revenue
(The Trustees of the
University of Pennsylvania)	5.00	9/1/31	1,300,000		1,416,571
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Thomas Jefferson University)	5.00	3/1/40	1,000,000		1,041,780
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Pennsylvania
Health System)	5.25	8/15/25	1,000,000		1,085,590
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Pennsylvania
Health System)	6.00	8/15/26	2,500,000		2,814,300
Pennsylvania Housing Finance
Agency, Capital Fund
Securitization Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/25	2,285,000		2,377,040
Pennsylvania Housing Finance
Agency, SFMR	5.10	10/1/20	1,380,000		1,388,970

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania (continued)
Pennsylvania Housing Finance
Agency, SFMR	4.70	10/1/25	805,000	805,298
Pennsylvania Housing Finance
Agency, SFMR	4.60	10/1/27	5,000,000	4,892,100
Pennsylvania Housing Finance
Agency, SFMR	4.88	10/1/31	3,000,000	2,992,290
Pennsylvania Housing Finance
Agency, SFMR	4.70	10/1/37	1,875,000	1,854,694
Pennsylvania Industrial
Development Authority, EDR	5.50	7/1/23	1,000,000	1,122,690
Pennsylvania State University,
Revenue	5.00	3/1/35	2,000,000	2,151,460
Pennsylvania Turnpike Commission,
Oil Franchise Tax Senior
Revenue (Insured; AMBAC)	5.25	12/1/18	4,125,000	4,399,354
Pennsylvania Turnpike Commission,
Turnpike Revenue
(Insured; AMBAC)	5.00	12/1/22	1,815,000	1,962,215
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.25	6/1/39	1,030,000	1,056,162
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue
(Insured; Assured Guaranty
Municipal Corp.)	6.00	6/1/28	3,000,000	3,393,240
Philadelphia,
Airport Revenue	5.25	6/15/25	2,500,000	2,544,075
Philadelphia,
Airport Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	6/15/25	510,000	510,056
Philadelphia,
Gas Works Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.25	8/1/22	2,000,000	2,058,560
Philadelphia,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	12/15/23	1,500,000	1,630,545
Philadelphia,
GO (Insured; XLCA)	5.25	2/15/14	2,000,000	2,084,300

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania (continued)
Philadelphia,
Water and Wastewater Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.60	8/1/18	800,000	955,976
Philadelphia Authority for
Industrial Development,
Revenue (Independence
Charter School Project)	5.50	9/15/37	1,700,000	1,411,017
Philadelphia Authority for
Industrial Development,
Revenue (Russell Byers
Charter School Project)	5.15	5/1/27	1,230,000	1,034,910
Philadelphia Authority for
Industrial Development,
Revenue (Russell Byers
Charter School Project)	5.25	5/1/37	1,715,000	1,374,144
Philadelphia Hospitals and
Higher Education
Facilities Authority, HR
(The Children’s Hospital of
Philadelphia Project)	5.00	7/1/25	1,800,000	1,954,314
Philadelphia Housing Authority,
Capital Fund Program Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/21	1,685,000	1,731,675
Philadelphia Municipal Authority,
LR (Insured; Assured Guaranty
Municipal Corp.)	5.25	11/15/15	2,115,000	2,241,604
Philadelphia Redevelopment
Authority, Revenue
(Philadelphia Neighborhood
Transformation Initiative)
(Insured; National Public
Finance Guarantee Corp.)	5.50	4/15/18	3,600,000	3,659,940
Philadelphia School District,
GO	5.25	9/1/23	1,000,000	1,094,690
Philadelphia School District,
GO	6.00	9/1/38	1,000,000	1,088,250

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania (continued)
Pittsburgh Urban Redevelopment
Authority, MFHR (West
Park Court Project)
(Collateralized; GNMA)	4.90	11/20/47	1,270,000		1,234,796
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue) (Prerefunded)	5.75	12/1/11	1,165,000	[b]	1,182,032
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue) (Prerefunded)	6.25	12/1/11	250,000	[b]	253,760
Schuylkill County Industrial
Development Authority, Revenue
(Charity Obligation Group)	5.00	11/1/14	1,495,000		1,499,590
State Public School Building
Authority, Community College
Revenue (Community College of
Philadelphia Project)	6.00	6/15/28	3,000,000		3,297,330
State Public School Building
Authority, Revenue (Central
Montgomery County Area
Vocational Technical School)
(Insured; National Public
Finance Guarantee Corp.)	5.25	5/15/17	1,055,000		1,144,707
State Public School Building
Authority, Revenue (Central
Montgomery County Area
Vocational Technical School)
(Insured; National Public
Finance Guarantee Corp.)	5.25	5/15/18	1,110,000		1,201,220
State Public School Building
Authority, School Revenue
(School District of Haverford
Township Project) (Insured; XLCA)	5.25	3/15/25	3,360,000		3,578,803
State Public School Building
Authority, School Revenue
(York School District Project)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	5/1/18	545,000		570,359
Susquehanna Area Regional
Airport Authority,
Airport System Revenue	6.50	1/1/38	1,625,000		1,576,575

14

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania (continued)
University Area Joint Authority,
Sewer Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	11/1/18	1,010,000	1,013,656
Wayne Memorial Hospital
and Health Facilities Authority,
County Guaranteed HR
(Wayne Memorial Hospital
Project) (Insured;
National Public Finance
Guarantee Corp.)	5.25	7/1/16	2,135,000	2,199,605
West Mifflin Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/22	710,000	783,556
West Shore Area Authority,
HR (Holy Spirit Hospital of
the Sisters of Christian
Charity Project)	6.00	1/1/26	2,000,000	2,104,160
Westmoreland County Industrial
Development Authority, Health
System Revenue (Excela
Health Project)	5.00	7/1/25	2,390,000	2,423,412
Wilson Area School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.13	3/15/16	1,300,000	1,350,466
U.S. Related—11.7%
Guam Power Authority,
Revenue	5.50	10/1/30	1,000,000	989,640
Guam Waterworks Authority,
Water and Wastewater
System Revenue	5.50	7/1/16	320,000	325,491
Guam Waterworks Authority,
Water and Wastewater
System Revenue	6.00	7/1/25	1,000,000	1,005,440
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	6.00	7/1/44	2,500,000	2,593,450
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/23	1,000,000	1,016,040
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/28	1,500,000	1,610,775

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Related (continued)
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	6.00	7/1/27	1,000,000	1,055,150
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/27	2,000,000	2,068,080
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	1,185,000	1,211,082
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	1,500,000	1,514,970
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/30	1,170,000	1,202,994
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/39	1,690,000	1,840,934
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	1,500,000	1,621,260
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.50	8/1/44	2,500,000	2,822,150
Virgin Islands Public Finance
Authority, Revenue (Virgin Islands
Matching Fund Loan Note)	5.00	10/1/25	1,000,000	1,016,140

Total Investments (cost $178,428,991)			98.2%	183,580,824

Cash and Receivables (Net)			1.8%	3,365,747

Net Assets			100.0%	186,946,571

a Security issued with a zero coupon. Income is recognized through the accretion of discount.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

16

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate Receipt Notes
Assurance Corporation
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National	GO	General Obligation
Mortgage Association
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund	17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	16.8
AA		Aa		AA	42.0
A		A		A	16.6
BBB		Baa		BBB	19.2
BB		Ba		BB	1.5
Not Rated[c]		Not Rated[c]		Not Rated[c]	3.9
					100.0

†	Based on total investments.
c	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

18

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2011 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments			178,428,991	183,580,824
Cash				1,395,577
Interest receivable				2,377,185
Receivable for shares of Beneficial Interest subscribed				4,298
Prepaid expenses				12,415
				187,370,299
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				149,967
Payable for shares of Beneficial Interest redeemed				218,813
Accrued expenses				54,948
				423,728
Net Assets ($)				186,946,571
Composition of Net Assets ($):
Paid-in capital				182,976,770
Accumulated undistributed investment income—net				17,648
Accumulated net realized gain (loss) on investments				(1,199,680)
Accumulated net unrealized appreciation
(depreciation) on investments				5,151,833
Net Assets ($)				186,946,571

Net Asset Value Per Share
	Class A	Class B	Class C	Class Z
Net Assets ($)	126,848,893	229,448	5,008,357	54,859,873
Shares Outstanding	7,915,142	14,332	312,375	3,423,666
Net Asset Value Per Share ($)	16.03	16.01	16.03	16.02

See notes to financial statements.

The Fund	19

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2011 (Unaudited)

Investment Income ($):
Interest Income	4,701,154
Expenses:
Management fee—Note 3(a)	517,755
Shareholder servicing costs—Note 3(c)	246,025
Professional fees	25,602
Distribution fees—Note 3(b)	19,826
Registration fees	12,925
Custodian fees—Note 3(c)	10,334
Prospectus and shareholders’ reports	5,470
Trustees’ fees and expenses—Note 3(d)	2,668
Loan commitment fees—Note 2	2,069
Miscellaneous	17,110
Total Expenses	859,784
Less—reduction in fees due to earnings credits—Note 3(c)	(49)
Net Expenses	859,735
Investment Income—Net	3,841,419
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	223,046
Net unrealized appreciation (depreciation) on investments	5,840,031
Net Realized and Unrealized Gain (Loss) on Investments	6,063,077
Net Increase in Net Assets Resulting from Operations	9,904,496

See notes to financial statements.

20

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2011	Year Ended
	(Unaudited)	April 30, 2011
Operations ($):
Investment income—net	3,841,419	8,055,270
Net realized gain (loss) on investments	223,046	1,040,561
Net unrealized appreciation
(depreciation) on investments	5,840,031	(6,692,501)
Net Increase (Decrease) in Net Assets
Resulting from Operations	9,904,496	2,403,330
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(2,566,441)	(5,376,793)
Class B Shares	(3,987)	(24,006)
Class C Shares	(83,863)	(190,171)
Class Z Shares	(1,169,480)	(2,413,396)
Total Dividends	(3,823,771)	(8,004,366)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	2,615,807	4,994,963
Class B Shares	—	—
Class C Shares	187,092	891,982
Class Z Shares	1,074,413	2,811,464
Dividends reinvested:
Class A Shares	1,977,589	4,072,109
Class B Shares	3,600	20,126
Class C Shares	66,545	147,547
Class Z Shares	907,027	1,933,123
Cost of shares redeemed:
Class A Shares	(6,153,450)	(19,007,750)
Class B Shares	(111,108)	(817,109)
Class C Shares	(537,884)	(1,813,555)
Class Z Shares	(2,910,878)	(6,248,916)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(2,881,247)	(13,016,016)
Total Increase (Decrease) in Net Assets	3,199,478	(18,617,052)
Net Assets ($):
Beginning of Period	183,747,093	202,364,145
End of Period	186,946,571	183,747,093
Undistributed investment income—net	17,648	—

The Fund	21

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	October 31, 2011	Year Ended
	(Unaudited)	April 30, 2011
Capital Share Transactions:
Class Aa
Shares sold	164,355	314,640
Shares issued for dividends reinvested	124,074	256,706
Shares redeemed	(386,196)	(1,202,914)
Net Increase (Decrease) in Shares Outstanding	(97,767)	(631,568)
Class Ba
Shares issued for dividends reinvested	226	1,261
Shares redeemed	(7,045)	(51,232)
Net Increase (Decrease) in Shares Outstanding	(6,819)	(49,971)
Class C
Shares sold	11,741	54,981
Shares issued for dividends reinvested	4,175	9,289
Shares redeemed	(33,944)	(115,073)
Net Increase (Decrease) in Shares Outstanding	(18,028)	(50,803)
Class Z
Shares sold	67,742	178,294
Shares issued for dividends reinvested	56,922	121,889
Shares redeemed	(183,407)	(400,565)
Net Increase (Decrease) in Shares Outstanding	(58,743)	(100,382)

a	During the period ended October 31, 2011, 6,810 Class B shares representing $107,355, were automatically converted to 6,801 Class A shares and during the period ended April 30, 2011, 33,362 Class B shares representing $535,080 were automatically converted to 33,333 Class A shares.
See notes to financial statements.

22

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2011				Year Ended April 30,
Class A Shares	(Unaudited)		2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	15.51		15.96	15.28	15.67	16.19	15.88
Investment Operations:
Investment income—net[a]	.32		.65	.66	.65	.64	.62
Net realized and unrealized
gain (loss) on investments	.52		(.46)	.67	(.40)	(.53)	.31
Total from Investment Operations	.84		.19	1.33	.25	.11	.93
Distributions:
Dividends from
investment income—net	(.32)		(.64)	(.65)	(.64)	(.63)	(.62)
Net asset value, end of period	16.03		15.51	15.96	15.28	15.67	16.19
Total Return (%)[b]	5.46	[c]	1.21	8.85	1.75	.71	5.95
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.96	[d]	.96	.94	.96	.99	.94
Ratio of net expenses
to average net assets	.96	[d]	.96	.94	.96	.98	.94
Ratio of net investment income
to average net assets	4.04	[d]	4.09	4.17	4.27	4.02	3.87
Portfolio Turnover Rate	5.02	[c]	18.40	10.93	16.60	15.47	8.82
Net Assets, end of period
($ x 1,000)	126,849		124,286	137,969	130,611	138,054	145,897

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
See notes to financial statements.

The Fund	23

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2011				Year Ended April 30,
Class B Shares	(Unaudited)		2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	15.49		15.94	15.27	15.66	16.18	15.87
Investment Operations:
Investment income—net[a]	.27		.51	.53	.54	.53	.54
Net realized and unrealized
gain (loss) on investments	.50		(.44)	.68	(.38)	(.51)	.31
Total from Investment Operations	.77		.07	1.21	.16	.02	.85
Distributions:
Dividends from
investment income—net	(.25)		(.52)	(.54)	(.55)	(.54)	(.54)
Net asset value, end of period	16.01		15.49	15.94	15.27	15.66	16.18
Total Return (%)[b]	4.98	[c]	.43	8.03	1.16	.15	5.41
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.84	[d]	1.60	1.56	1.55	1.56	1.45
Ratio of net expenses
to average net assets	1.84	[d]	1.60	1.56	1.54	1.55	1.45
Ratio of net investment income
to average net assets	3.49	[d]	3.29	3.49	3.67	3.47	3.35
Portfolio Turnover Rate	5.02	[c]	18.40	10.93	16.60	15.47	8.82
Net Assets, end of period
($ x 1,000)	229		328	1,134	2,474	5,375	12,886

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
See notes to financial statements.

24

Six Months Ended
October 31, 2011				Year Ended April 30,
Class C Shares	(Unaudited)		2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	15.52		15.97	15.29	15.68	16.20	15.89
Investment Operations:
Investment income—net[a]	.26		.53	.54	.53	.52	.50
Net realized and unrealized
gain (loss) on investments	.51		(.45)	.67	(.39)	(.53)	.31
Total from Investment Operations	.77		.08	1.21	.14	(.01)	.81
Distributions:
Dividends from
investment income—net	(.26)		(.53)	(.53)	(.53)	(.51)	(.50)
Net asset value, end of period	16.03		15.52	15.97	15.29	15.68	16.20
Total Return (%)[b]	5.00	[c]	.46	8.03	1.00	(.04)	5.18
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.70	[d]	1.70	1.69	1.70	1.73	1.67
Ratio of net expenses
to average net assets	1.70	[d]	1.70	1.69	1.69	1.72	1.67
Ratio of net investment income
to average net assets	3.28	[d]	3.34	3.41	3.54	3.27	3.13
Portfolio Turnover Rate	5.02	[c]	18.40	10.93	16.60	15.47	8.82
Net Assets, end of period
($ x 1,000)	5,008		5,127	6,087	4,983	3,875	3,599

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
See notes to financial statements.

The Fund	25

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2011				Year Ended April 30,
Class Z Shares	(Unaudited)		2011	2010	2009	2008	[a]
Per Share Data ($):
Net asset value, beginning of period	15.51		15.96	15.28	15.67	15.98
Investment Operations:
Investment income—net[b]	.34		.68	.69	.68	.29
Net realized and unrealized
gain (loss) on investments	.51		(.45)	.68	(.40)	(.32)
Total from Investment Operations	.85		.23	1.37	.28	(.03)
Distributions:
Dividends from investment income—net	(.34)		(.68)	(.69)	(.67)	(.28)
Net asset value, end of period	16.02		15.51	15.96	15.28	15.67
Total Return (%)	5.51	[c]	1.41	9.10	1.96	(.18)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.74	[d]	.75	.72	.78	.78	[d]
Ratio of net expenses to average net assets	.74	[d]	.75	.72	.77	.77	[d]
Ratio of net investment income
to average net assets	4.26	[d]	4.29	4.40	4.48	4.37	[d]
Portfolio Turnover Rate	5.02	[c]	18.40	10.93	16.60	15.47
Net Assets, end of period ($ x 1,000)	54,860		54,006	57,175	55,649	62,102

a	From November 29, 2007 (commencement of initial offering) to April 30, 2008.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.
See notes to financial statements.

26

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus State Municipal Bond Funds (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, and operates as a series company that offers six series including the Dreyfus Pennsylvania Fund (the “fund”).The fund’s investment objective is to maximize current income exempt from federal income tax and from Pennsylvania state income tax, without undue risk. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C and Class Z. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund no longer offers Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares and, effective on or about March 13, 2012, all outstanding Class B shares will automatically convert to Class A shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class Z shares are sold at net asset value per share generally only to shareholders of the fund who received Class Z shares in exchange for their shares of a Dreyfus-managed fund as a result of the reorganization of such Dreyfus-managed fund, and who continue to maintain accounts with the fund at the time of purchase. Class Z shares generally are not available for new accounts. Other differences between the classes include the services

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

28

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board ofTrustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration

The Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	183,580,824	—	183,580,824

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04

30

includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended April 30, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $1,476,047 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2011. If not applied, $1,330,059 of the carryover expires in fiscal 2013, $38,932 expires in fiscal 2014 and $107,056 expires in fiscal 2017.

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, the 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act. As a result of this ordering rule, capital loss carryovers related to taxable years beginning prior to the effective date of the 2010 Act may be more likely to expire unused.

32

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2011 was as follows: tax exempt income $8,004,366. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2011, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended October 31, 2011, the Distributor retained $6,332 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2011, Class B and Class C shares were charged $639 and $19,187, respectively, pursuant to the Plan.

The Fund	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2011, Class A, Class B and Class C shares were charged $159,687, $320 and $6,396, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses for providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended October 31, 2011, Class Z shares were charged $10,541 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2011, the fund was charged $28,973 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

34

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended October 31, 2011, the fund was charged $3,030 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $49.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended October 31, 2011, the fund was charged $10,334 pursuant to the custody agreement.

During the period ended October 31, 2011, the fund was charged $2,981 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $87,213, Rule 12b-1 distribution plan fees $3,282, shareholder services plan fees $28,145, custodian fees $5,197, chief compliance officer fees $4,246 and transfer agency per account fees $21,884.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2011, amounted to $9,210,455 and $13,158,054, respectively.

At October 31, 2011, accumulated net unrealized appreciation on investments was $5,151,833, consisting of $8,032,734 gross unrealized appreciation and $2,880,901 gross unrealized depreciation.

At October 31, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	35

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on July 26, 2011 the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in presentations from representatives of Dreyfus regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and representatives of Dreyfus confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board members also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

36

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended June 30, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of June 30, 2011. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board members discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group medians for the various periods, except for the two- and ten-year periods when the fund’s performance was below the Performance Group medians, and that the fund’s total return performance was above the Performance Universe medians for the various periods, except for the two-year period when it was below the Performance Group median.

The Board also noted that the fund’s yield performance was below Performance Group medians for all of the ten one-year periods ended June 30th and at or above the Performance Universe medians for five of the ten one-year periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Lipper

The Fund	37

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

category average. The Board members discussed with Dreyfus representatives the reasons for the underperformance of the fund’s yield compared to the Performance Group medians for the applicable periods, and Dreyfus’ efforts to improve performance.The Board members also received a presentation from the fund’s primary portfolio manager during which he discussed the fund’s investment strategy and the factors that affected fund yield.

The Board members also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.They noted that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expense ratio were above the Expense Group and Expense Universe medians.

Representatives of Dreyfus reviewed with the Board members the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board members considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board

38

concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board members should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. They also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

The Fund	39

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s overall performance, in light of the considerations described above.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board members and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board members’ conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board members determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

40

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

3

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus State Municipal Bond Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	December 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	December 19, 2011

By: /s/ James Windels
James Windels, Treasurer
Date:	December 19, 2011

5

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)